Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (86.8%)
Biotechnology (10.3%)
Immunovant, Inc. (a)	36,248	$900
ProKidney Corp. (a)	170,911	306
Roivant Sciences Ltd. (a)	602,891	16,700
		17,906
Capital Markets (0.9%)
Twenty One Capital, Inc., Class A (a)(b)	248,207	1,588

Entertainment (4.7%)
ROBLOX Corp., Class A (a)	142,989	8,087

Financial Services (6.9%)
Affirm Holdings, Inc. (a)	171,522	7,859
Federal National Mortgage Association (a)	565,571	4,106
		11,965
Health Care Providers & Services (1.7%)
Agilon health, Inc. (a)	50,783	401
HealthEquity, Inc. (a)	30,331	2,535
		2,936
Hotels, Restaurants & Leisure (0.2%)
DraftKings, Inc., Class A (a)	17,208	372

Information Technology Services (15.6%)
Cloudflare, Inc., Class A (a)	118,186	24,386
MongoDB, Inc. (a)	10,776	2,638
		27,024
Machinery (1.7%)
Symbotic, Inc. (a)	55,450	2,950

Media (0.4%)
Trade Desk, Inc., Class A (a)	32,566	739

Passenger Airlines (0.9%)
Joby Aviation, Inc. (a)	189,921	1,569

Personal Care Products (1.4%)
Oddity Tech Ltd., Class A (Israel) (a)	176,507	2,362

Pharmaceuticals (8.6%)
Belite Bio, Inc. ADR (Cayman Islands) (a)	2,474	395
Royalty Pharma PLC, Class A	302,133	14,493
		14,888
Real Estate Management & Development (4.9%)
Landbridge Co. LLC, Class A	35,714	2,466
Opendoor Technologies, Inc. (a)	1,290,757	6,041
		8,507
Software (14.0%)
Aurora Innovation, Inc. (a)	1,943,141	8,006
BitMine Immersion Technologies, Inc.	114,660	2,268
Circle Internet Group, Inc. (a)	45,584	4,349
Figma, Inc., Class A (a)	144,716	3,059
Samsara, Inc., Class A (a)	55,430	1,757
Strategy, Inc., Class A (a)	34,743	4,336
Zoom Communications, Inc., Class A (a)	5,847	470
		24,245
Specialty Retail (1.1%)
Chewy, Inc., Class A (a)	69,197	1,868

Tech Hardware, Storage & Peripherals (3.5%)
IonQ, Inc. (a)	207,202	5,974

Trading Companies & Distributors (10.0%)
Core & Main, Inc., Class A (a)	86,565	4,276
QXO, Inc. (a)	672,322	13,057
		17,333
Total Common Stocks (Cost $146,896)		150,313

Preferred Stocks (4.3%)
Software (4.3%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	5,894
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	1,567
Total Preferred Stocks (Cost $3,375)		7,461

Investment Company (2.4%)
iShares Bitcoin Trust ETF (a) (Cost $4,064)	105,046	4,036

	No. of
	Warrants
Warrants (0.0%)‡
Real Estate Management & Development (0.0%)‡
Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $—)	33,606	12

	Shares
Short-Term Investments (7.4%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 3.52% (e) (Cost $11,596)	11,595,698	11,596
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, (e)	893,079	893

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
Merrill Lynch & Co., Inc., (3.59%, dated 3/31/26, due 4/1/26; proceeds $139; fully collateralized by U.S. Government obligations; 0.00% - 1.00% due 11/15/27 - 7/31/28; valued at $142)	$139	$139
Merrill Lynch & Co., Inc., (3.66%, dated 3/31/26, due 4/1/26; proceeds $282; fully collateralized by U.S. Government obligations; 0.75% - 2.88% due 2/15/45 - 11/15/47; valued at $288)	282	282
		421
Total Securities held as Collateral on Loaned Securities (Cost $1,314)		1,314
Total Short-Term Investments (Cost $12,910)		12,910
Total Investments Excluding Purchased Options (100.9%) (Cost $167,245)		174,732
Total Purchased Options Outstanding (0.1%) (Cost $988)		174
Total Investments (101.0%) (Cost $168,233) including $1,294 of Securities Loaned (f)(g)		174,906
Liabilities in Excess of Other Assets (–1.0%)		(1,758)
Net Assets (100.0%)		$173,148

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $1,294,000 and $1,314,000, respectively. The Fund received cash collateral of approximately $1,314,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at March 31, 2026 amounts to approximately $7,461,000 and represents 4.3% of net assets.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $42,607,000 and the aggregate gross unrealized depreciation is approximately $35,934,000, resulting in net unrealized appreciation of approximately $6,673,000.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	71,600,469	$71,600	$115		$188	$(73)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	72,958,841	72,959	55		207	(152)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	69,521,536	69,522	4		228	(224)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	50,125,188	50,125	—	@	208	(208)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	32,277,816	32,278	—	@	157	(157)
						$174		$988	$(814)

@	Value is less than $500.

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.6%
Software	18.3
Information Technology Services	15.6
Biotechnology	10.3
Trading Companies & Distributors	10.0
Pharmaceuticals	8.6
Financial Services	6.9
Investment Company	6.7
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Fixed Income Securities (96.4%)
Albania (0.6%)
Sovereign (0.6%)
Albania Government International Bond,
3.50%, 11/23/31	EUR	100	$112
4.75%, 2/14/35		500	567
			679
Angola (4.8%)
Corporate Bonds (1.2%)
Azule Energy Finance PLC,
8.13%, 1/23/30 (a)		$866	878
8.63%, 1/22/33 (a)		200	202
Sonangol Finance Ltd., 10.00%, 1/29/31		313	312
			1,392
Sovereign (3.6%)
Angolan Government International Bond,
8.00%, 11/26/29		300	297
8.75%, 4/14/32		250	243
9.13%, 11/26/49		200	175
9.24%, 1/15/31		544	551
9.38%, 3/31/33 - 5/8/48		820	792
9.88%, 10/15/35 - 3/31/37		1,867	1,867
			3,925
			5,317
Argentina (4.2%)
Corporate Bonds (1.4%)
Banco Macro SA,
8.00%, 6/23/29 (a)		342	349
Empresa Distribuidora de Electricidad de Mendoza SA,
9.75%, 7/28/31 (a)(b)		450	435
Generacion Mediterranea SA/Central Termica Roca SA,
11.00%, 11/1/31 (a)(c)(d)		284	194
IRSA Inversiones y Representaciones SA,
8.00%, 3/31/35 (a)		212	216
Vista Energy Argentina SAU,
8.50%, 6/10/33 (a)		185	194
YPF SA,
8.25%, 1/17/34 (a)		118	120
			1,508
Senior Loan Interests (0.5%)
Provincia De Neuquen,
Tranche B Term Loan,
1 Month SOFR + 7.30%, 11.09%, 5/28/27 (e)		147	148
VMOS SA,
1st Lien Term Loan,
6 Month SOFR + 5.50%, 9.09%, 7/8/30 (e)		437	440
			588
Sovereign (2.3%)
Argentine Republic Government International Bond,
0.75%, 7/9/30 (b)		432	362
1.00%, 7/9/29		140	123
3.50%, 7/9/41 (b)		200	134
4.13%, 7/9/35 (b)		1,200	867
5.00%, 1/9/38 (b)		200	151
Province of Santa Fe,
8.10%, 12/11/34		187	179
Provincia de Cordoba,
8.60%, 2/3/35 (a)		22	21
9.75%, 7/2/32 (a)		638	653
			2,490
			4,586
Armenia (0.4%)
Corporate Bond (0.2%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.60%, 1/22/31		200	197

Sovereign (0.2%)
Republic of Armenia International Bond,
6.75%, 3/12/35		200	204
			401
Azerbaijan (0.2%)
Sovereign (0.2%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32		230	212

Bahamas (0.8%)
Senior Loan Interests (0.8%)
Commonwealth of Bahamas,
2024 EUR Term Loan,
6 Month EURIBOR + 6.85%, 8.97%, 11/24/28 (e)	EUR	743	881

Benin (1.0%)
Sovereign (1.0%)
Benin Government International Bond,
4.95%, 1/22/35		200	204
6.88%, 1/19/52		196	195
7.96%, 2/13/38		$400	393
8.38%, 1/23/41		274	271
			1,063

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Bosnia and Herzegovina (0.2%)
Sovereign (0.2%)
Republic of Srpska International Government Bond,
6.25%, 4/2/31 (f)	EUR	200	232

Brazil (5.6%)
Corporate Bonds (5.6%)
Azul Secured Finance LLP,
9.88%, 2/15/31 (a)		$240	220
Braskem Netherlands Finance BV,
4.50%, 1/31/30		955	445
12.06%, 1/23/81		404	117
Constellation Oil Services Holding SA,
9.38%, 11/7/29 (a)		550	573
CSN Inova Ventures,
6.75%, 1/28/28		200	147
Eldorado International. Finance GmbH,
8.50%, 12/1/32 (a)		360	363
FORESEA Holding SA,
7.50%, 6/15/30		145	143
FS Luxembourg SARL,
8.13%, 2/11/36 (a)		361	332
Gol Finance, Inc.,
14.38%, 6/6/30 (a)		574	510
13.00%, 10/2/29 (a)		560	590
OHI Group SA,
13.00%, 7/22/29 (a)		846	847
OI SA,
7.50% Cash, 6.00% PIK,
13.50%, 6/30/27 (a)(c)(d)(g)		331	161
Raizen Fuels Finance SA,
5.70%, 1/17/35		200	110
6.25%, 7/8/32 (a)		200	111
6.70%, 2/25/37		600	324
Samarco Mineracao SA,
0.00% Cash, 9.00% PIK,		952	937
9.00%, 6/30/31 (c)(d)(g)
Unigel Luxembourg SA,
13.50% Cash, 15.00% PIK,
28.50%, 12/31/27 (g)		23	1
Yinson Boronia Production BV,
8.95%, 7/31/42 (a)		194	212
			6,143
Bulgaria (0.2%)
Sovereign (0.2%)
Bulgaria Government International Bond,
5.00%, 3/5/37		190	184

Chile (3.1%)
Sovereign (3.1%)
Chile Government International Bond,
2.55%, 7/27/33		2,320	1,980
3.50%, 1/25/50		800	574
4.95%, 1/5/36		800	792
			3,346
China (0.9%)
Corporate Bonds (0.9%)
Alibaba Group Holding Ltd.,
0.00%, 9/15/32		80	77
0.50%, 6/1/31		123	171
H World Group Ltd.,
3.00%, 5/1/26		95	128
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (c)(d)		450	24
Longfor Group Holdings Ltd.,
3.95%, 9/16/29		509	404
Shimao Group Holdings Ltd.,
2.00% Cash, 3.00% PIK,
5.00%, 7/21/32 - 1/21/34 (a)(c)(d)(g)		537	13
5.00% Cash, 6.00% PIK,
11.00%, 7/21/31 (a)(c)(d)(g)		744	28
Sunac China Holdings Ltd.,
0.00%, 6/23/26 - 6/23/28 (a)		741	141
Times China Holdings Ltd.,
0.00%, 3/30/27 (a)		766	6
0.00% Cash, 4.00% PIK,
4.00%, 3/30/29 (a)(g)		143	5
0.00% Cash, 4.20% PIK,
4.20%, 9/30/32 (a)(g)		534	17
			1,014
Colombia (2.9%)
Corporate Bonds (1.4%)
ABRA Global Finance,
6.00% Cash, 8.00% PIK,
14.00%, 10/22/29 (a)(g)		291	277
Avianca Midco 2 PLC,
9.00%, 12/1/28 (a)		255	247
9.50%, 1/28/31 (a)		200	184
9.63%, 2/14/30 (a)		202	189
Banco Davivienda SA,
10 yr. CMT + 5.10%,
6.65%, 4/22/31 (h)		305	270
Banco de Occidente SA,
10.88%, 8/13/34		329	368
			1,535

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Sovereign (1.5%)
Colombia Government International Bond,
3.13%, 4/15/31		$390	$333
4.13%, 5/15/51		360	220
7.75%, 11/7/36		1,050	1,075
			1,628
			3,163
Costa Rica (0.8%)
Sovereign (0.8%)
Costa Rica Government International Bond,
6.55%, 4/3/34		800	845

Dominican Republic (2.9%)
Sovereign (2.9%)
Dominican Republic International Bond,
4.50%, 1/30/30		600	572
4.88%, 9/23/32		1,480	1,367
5.30%, 1/21/41		500	426
6.00%, 2/22/33		200	195
6.85%, 1/27/45		200	196
7.45%, 4/30/44 (a)		400	418
			3,174
Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond,
0.00%, 7/31/30		360	300
5.00%, 7/31/40 (b)		300	235
6.90%, 7/31/35 (b)		648	572
8.75%, 1/29/34 (a)		300	295
9.25%, 1/29/39 (a)		300	295
			1,697
Egypt (3.6%)
Sovereign (3.6%)
Egypt Government International Bond,
5.63%, 4/16/30	EUR	400	434
5.88%, 2/16/31		$200	184
6.38%, 4/11/31	EUR	900	981
7.30%, 9/30/33		$200	187
7.90%, 2/21/48		400	326
8.50%, 1/31/47		400	346
8.75%, 9/30/51		1,434	1,261
8.88%, 5/29/50		261	231
			3,950
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
7.65%, 6/15/35		140	137
8.25%, 4/10/32		300	308
9.25%, 4/17/30		150	156
9.65%, 11/21/54 (a)		165	176
			777
Ethiopia (1.2%)
Sovereign (1.2%)
Ethiopia International Bond,
6.63%, 12/11/24 (c)(d)		1,332	1,365

Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond,
6.63%, 2/6/31		409	343

Georgia (1.4%)
Corporate Bonds (1.0%)
Bank of Georgia JSC,
9.50%, 7/16/29 (h)		490	512
TBC Bank JSC,
10.25%, 7/30/29 (h)		528	562
			1,074
Sovereign (0.4%)
Georgia Government International Bond,
5.13%, 1/28/31		487	468
			1,542
Ghana (1.0%)
Corporate Bond (0.3%)
Tullow Oil PLC,
10.25%, 5/15/26		341	320

Sovereign (0.7%)
Ghana Government International Bond,
0.00%, 7/3/26		26	25
5.00%, 7/3/29 - 7/3/35 (b)		844	744
			769
			1,089
Greece (0.2%)
Corporate Bond (0.2%)
Piraeus Bank SA,
6.13%, 10/15/32 (h)	EUR	200	219
Guatemala (1.2%)
Corporate Bond (0.2%)
Industrial Subordinated Trust 2 0,
6.55%, 4/15/36 (a)		$200	200

Sovereign (1.0%)
Guatemala Government Bond,
3.70%, 10/7/33		500	438
5.38%, 4/24/32		400	396
6.55%, 2/6/37		300	314
			1,148
			1,348

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Guyana (0.1%)
Corporate Bond (0.1%)
Secure International Finance Co., Inc.,
10.00%, 6/3/29 (a)	$153	$154

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.63%, 11/27/34	240	270

Hungary (2.6%)
Corporate Bond (0.2%)
OTP Bank Nyrt,
7.30%, 7/30/35	225	232

Sovereign (2.4%)
Hungary Government International Bond,
5.25%, 6/16/29	400	401
5.38%, 9/26/30	300	302
5.50%, 6/16/34 - 3/26/36	1,300	1,276
6.25%, 9/22/32	600	626
		2,605
		2,837
India (0.6%)
Sovereign (0.6%)
Export-Import Bank of India,
3.88%, 2/1/28	300	296
5.00%, 1/12/36	400	392
		688
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond,
5.80%, 1/15/28	70	68

Ivory Coast (0.7%)
Sovereign (0.7%)
Ivory Coast Government International Bond,
8.25%, 1/30/37	699	719

Jamaica (0.9%)
Corporate Bonds (0.7%)
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32 (a)	270	275
NCB Financial Group Ltd.,
11.00%, 7/31/30 (a)	470	493
		768
Senior Loan Interests (0.2%)
Digicel International Finance Ltd.,
2025 Term Loan B,
1 Month SOFR + 5.25%, 8.92%, 8/6/32 (e)	223	223
		991
Jordan (0.6%)
Sovereign (0.6%)
Jordan Government International Bond,
5.85%, 7/7/30	707	697

Kazakhstan (0.8%)
Corporate Bonds (0.8%)
ForteBank JSC,
7.75%, 2/4/30	437	438
9.75%, 11/3/30 (h)	410	406
		844
Kenya (1.5%)
Sovereign (1.5%)
Republic of Kenya Government International Bond,
7.88%, 10/9/33 - 2/26/34	713	653
8.25%, 2/28/48	257	224
8.70%, 2/26/39	200	181
9.50%, 3/5/36	650	638
		1,696
Lebanon (2.0%)
Sovereign (2.0%)
Lebanon Government International Bond,
5.80%, 4/14/20 (c)(d)	1,078	255
6.00%, 1/27/23 (c)(d)	479	115
6.10%, 10/4/22 (c)(d)	988	235
6.15%, 6/19/20 (c)(d)	97	23
6.20%, 2/26/25 (c)(d)	138	33
6.25%, 5/27/22 - 6/12/25 (c)(d)	359	86
6.38%, 3/9/20 (c)(d)	50	12
6.40%, 5/26/23 (c)(d)	1,903	456
6.60%, 11/27/26 (c)(d)	139	33
6.65%, 4/22/24 - 2/26/30 (c)(d)	534	128
6.75%, 11/29/27 (c)(d)	161	38
6.85%, 3/23/27 - 5/25/29 (c)(d)	1,628	389
7.00%, 12/3/24 - 3/23/32 (c)(d)	1,053	256
7.05%, 11/2/35 (c)(d)	80	20
7.25%, 3/23/37 (c)(d)	267	65
8.20%, 5/17/33 (c)(d)	80	19
8.25%, 4/12/21 (c)(d)	19	5
		2,168

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Malaysia (2.1%)
Sovereign (2.1%)
Petronas Capital Ltd.,
2.48%, 1/28/32		$1,200	$1,075
4.55%, 4/21/50		200	172
5.34%, 4/3/35		1,000	1,027
			2,274
Mexico (4.8%)
Corporate Bonds (0.6%)
Braskem Idesa SAPI,
6.99%, 2/20/32 (c)(d)		214	131
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323,
11.00% Cash, 2.00% PIK,
13.00%, 9/12/30 (c)(d)(g)		539	236
Grupo Aeromexico SAB de CV,
8.63%, 11/15/31 (a)		278	268
			635
Sovereign (4.2%)
Mexico Government International Bond,
4.40%, 2/12/52		400	285
5.85%, 7/2/32		1,290	1,296
6.00%, 5/7/36		540	538
Petroleos Mexicanos,
5.95%, 1/28/31		590	564
6.63%, 6/15/35		500	466
6.70%, 2/16/32		840	823
6.75%, 9/21/47		453	362
7.69%, 1/23/50		300	260
			4,594
			5,229
Mongolia (1.2%)
Corporate Bonds (0.6%)
Golomt Bank,
11.00%, 5/20/27		200	203
Mongolian Mining Corp.,
8.44%, 4/3/30		200	199
State Bank JSC,
8.90%, 9/25/28		280	272
			674
Sovereign (0.6%)
Mongolia Government International Bond,
5.95%, 3/9/32 (a)		200	197
6.63%, 2/25/30		200	203
7.88%, 6/5/29		200	209
			609
			1,283
Montenegro (1.1%)
Sovereign (1.1%)
Montenegro Government International Bond,
4.88%, 4/1/32	EUR	1,080	1,241

Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32		$500	430
4.00%, 12/15/50 (a)		300	207
			637
Nicaragua (0.2%)
Corporate Bond (0.2%)
Polaris Renewable Energy, Inc.,
9.50%, 12/3/29		250	259

Nigeria (2.0%)
Sovereign (2.0%)
Nigeria Government International Bond,
7.70%, 2/23/38		200	193
7.88%, 2/16/32		330	335
8.38%, 3/24/29		300	316
10.38%, 12/9/34		1,223	1,403
			2,247
Oman (2.7%)
Sovereign (2.7%)
Oman Government International Bond,
5.38%, 3/8/27		600	604
6.00%, 8/1/29		300	309
6.25%, 1/25/31		1,120	1,169
6.75%, 1/17/48		440	458
7.38%, 10/28/32		400	446
			2,986
Pakistan (0.6%)
Corporate Bond (0.2%)
Veon Midco BV,
3.38%, 11/25/27		239	227
Sovereign (0.4%)
Pakistan Government International Bond,
7.38%, 4/8/31		481	446
			673

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount		Value
	(000)		(000)
Panama (2.8%)
Senior Loan Interests (0.3%)
Coral-U.S. Co-Borrower LLC,
2025 Term Loan B7,
3 Month SOFR + 3.25%, 6.92%, 1/31/32 (e)		$400	$393

Sovereign (2.5%)
Banco Latinoamericano de Comercio Exterior SA,
7.50%, 9/17/32 (a)(h)		205	210
Panama Government International Bond,
3.16%, 1/23/30		720	674
3.30%, 1/19/33		380	332
5.66%, 2/23/38		710	683
6.40%, 2/14/35		790	822
			2,721
			3,114
Paraguay (0.6%)
Senior Loan Interests (0.3%)
Frigorifico Concepcion SA,
Term Loan B,
3 Month SOFR + 5.50%, 9.17%, 12/8/26 (e)		334	338

Sovereign (0.3%)
Paraguay Government International Bond,
6.00%, 2/9/36		300	312
			650
Peru (2.2%)
Corporate Bond (0.5%)
Auna SA,
10.00%, 12/18/29 (a)		493	512

Sovereign (1.7%)
Peruvian Government International Bond,
3.00%, 1/15/34		1,600	1,368
3.30%, 3/11/41		300	227
5.88%, 8/8/54		300	290
			1,885
			2,397
Philippines (2.2%)
Sovereign (2.2%)
Philippine Government International Bond,
4.75%, 3/5/35		1,000	963
5.00%, 7/17/33		600	597
5.50%, 1/17/48		520	500
6.38%, 1/15/32		300	323
			2,383
Romania (3.5%)
Sovereign (3.5%)
Romanian Government International Bond,
1.75%, 7/13/30	EUR	98	100
2.00%, 4/14/33		79	72
3.38%, 1/28/50		49	35
4.63%, 4/3/49		266	232
5.63%, 5/30/37		248	271
5.75%, 3/24/35		$1,422	1,348
5.88%, 7/11/32	EUR	192	225
6.13%, 10/7/37		430	483
6.75%, 7/11/39		263	304
7.50%, 2/10/37		$700	741
			3,811
Saudi Arabia (0.5%)
Corporate Bonds (0.5%)
Riyad Sukuk Ltd.,
6.21%, 7/14/35		270	269
Saudi Awwal Bank,
5.95%, 9/4/35		280	274
			543
Senegal (0.3%)
Corporate Bond (0.2%)
Golar LNG Ltd.,
7.75%, 9/19/29		200	204

Sovereign (0.1%)
Senegal Government International Bond,
6.25%, 5/23/33		330	177
			381
Serbia (0.4%)
Sovereign (0.4%)
Serbia International Bond,
2.05%, 9/23/36	EUR	270	237
2.13%, 12/1/30		$200	173
			410
South Africa (0.2%)
Corporate Bond (0.2%)
Sasol Financing USA LLC,
8.75%, 4/10/33 (f)		240	239

Sri Lanka (0.9%)
Sovereign (0.9%)
Sri Lanka Government International Bond,
3.10%, 1/15/30 (a)(b)(c)(d)		265	244
3.35%, 3/15/33 (a)(b)		120	101
3.60%, 6/15/35 - 2/15/38 (a)(b)(c)(d)		466	411
4.00%, 4/15/28 (a)(c)(d)		261	250
			1,006

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Suriname (2.1%)
Senior Loan Interests (0.2%)
Staatsolie Maatschappij Suriname NV,
2025 Term Loan,
3 Month SOFR + 5.50%, 9.17%, 5/24/32 (e)	$181	$183

Sovereign (1.9%)
Suriname Government International Bond,
7.70%, 11/6/30 (a)	398	403
8.50%, 11/6/35 (a)	1,671	1,724
		2,127
		2,310
Tanzania, United Republic Of (3.9%)
Senior Loan Interests (3.9%)
HTA Group Ltd.,
2024 Term Loan Tranche A,
3 Month SOFR + 4.31%, 7.96%, 9/13/28 (e)	80	80
2024 Tranche C Term Loan,
3 Month SOFR + 4.31%, 7.90%, 9/13/28 (e)	500	500
Tanzania, 2024 Term Loan A2,
6 Month SOFR + 5.45%, 9.46%, 2/27/31 (e)	3,700	3,654
		4,234
Togo (0.5%)
Corporate Bond (0.5%)
Ecobank Transnational, Inc.,
10.13%, 10/15/29 (a)	532	574

Trinidad And Tobago (0.2%)
Sovereign (0.2%)
Trinidad & Tobago Government International Bond,
5.95%, 1/14/31	200	202

Turkey (0.6%)
Corporate Bonds (0.6%)
Akbank TAS,
9.37%, 3/14/29 (h)	200	201
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36	250	246
Limak Yenilenebilir Enerji AS,
9.63%, 8/12/30 (a)	200	195
		642
Ukraine (2.5%)
Corporate Bonds (0.7%)
Kernel Holding SA,
6.75%, 10/27/27	404	391
MHP Lux SA,
10.50%, 7/28/29	200	202
6.25%, 9/19/29	200	180
		773
Sovereign (1.8%)
Ukraine Government International Bond,
0.00%, 2/1/30 (b)(c)(d)	26	15
3.00%, 2/1/34 - 2/1/36 (b)(c)(d)	640	288
4.00%, 2/1/32 (b)(c)(d)	350	253
4.50%, 2/1/29 - 2/1/36 (b)(c)(d)	2,539	1,414
		1,970
		2,743
Uruguay (1.3%)
Sovereign (1.3%)
Uruguay Government International Bond,
5.10%, 6/18/50	550	506
5.44%, 2/14/37	900	920
		1,426
Uzbekistan (0.9%)
Corporate Bond (0.3%)
Uzbek Industrial & Construction Bank ATB,
9.45%, 10/23/30 (h)	280	281

Sovereign (0.6%)
Republic of Uzbekistan International Bond,
6.90%, 2/28/32	660	690
		971
Venezuela (5.2%)
Sovereign (5.2%)
Petroleos de Venezuela SA,
0.00%, 10/20/27 (c)(d)	403	476
5.38%, 4/12/27 (c)(d)	968	324
6.00%, 10/28/22 - 11/15/26 (c)(d)	3,243	1,061
8.50%, 10/27/20 (c)(d)	354	368
9.00%, 11/17/21 (c)(d)	722	278
9.75%, 5/17/35 (c)(d)	905	378
12.75%, 2/17/22 (c)(d)	603	275
Venezuela Government International Bond,
6.00%, 12/9/20 (c)(d)	378	145
7.00%, 12/1/18 - 3/31/38 (c)(d)	421	166
7.65%, 4/21/25 (c)(d)	507	214
7.75%, 10/13/19 (c)(d)	660	272
8.25%, 10/13/24 (c)(d)	567	245
9.00%, 5/7/23 (c)(d)	517	234
9.25%, 9/15/27 - 5/7/28 (c)(d)	934	443
9.38%, 1/13/34 (c)(d)	51	24
11.75%, 10/21/26 (c)(d)	241	125
11.95%, 8/5/31 (c)(d)	312	161
12.75%, 8/23/22 (c)(d)	793	402
13.63%, 8/15/18 (c)(d)	135	70
		5,661

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount	Value
	(000)	(000)
Zambia (0.5%)
Sovereign (0.5%)
Zambia Government International Bond,
0.50%, 12/31/53	$610	$403
5.75%, 6/30/33 (b)(c)(d)	134	125
		528
Total Fixed Income Securities (Cost $105,677)		105,756

	Shares
Common Stocks (0.0%)‡
China (0.0%)‡
Shimao Group Holdings Ltd. (i)(j)	139,087	3
Hong Kong (0.0%)‡
Times China Holdings Ltd. (j)	361,121	4
Total Common Stocks (Cost $63)		7

	No. of Warrants
Warrants (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (e)(h)(j) (Cost $—)	3,750	8

	Shares
Short-Term Investments (4.6%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (k) (Cost $4,699)	4,699,381	4,699

	Face Amount (000)
United States (0.3%)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
3.67%, 6/16/26 (l)(m) (Cost $308)	$310	308
Total Short-Term Investments (Cost $5,007)		5,007
Total Investments (101.0%) (Cost $110,747) (n)(o)(p)(q)		110,778
Liabilities in Excess of Other Assets (-1.0%)		(1,140)
Net Assets (100.0%)		$109,638

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Floating or variable rate securities: The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f)	When-issued security.
(g)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(h)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.
(i)	Security trades on the Hong Kong exchange.
(j)	Non-income producing security.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Fund.
(l)	Rate shown is the yield to maturity at March 31, 2026.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)	The approximate fair value and percentage of net assets, $6,000 and less than 0.05%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(p)	At March 31, 2026, the Fund had unfunded loan commitments of $2,083,000, which could be extended at the option of the borrowers,pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitments (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Staatsolie Maatschappij Suriname NV	$1,720	$1,720	$0
VMOS SA	363	363	0
	$2,083	$2,083	$0

(q)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,189,000 and the aggregate gross unrealized depreciation is approximately $5,341,000, resulting in net unrealized depreciation of approximately $152,000.

CMT	Constant Maturity Treasury Note Rate.
EUR	Euro
EURIBOR	Euro Interbank Offered Rate.
JSC	Joint Stock Company.
PIK	Payment-in-Kind.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following Foreign Currency Forward Exchange Contracts open at March 31, 2026

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	200		$230	4/10/26	$(1)
Bank of America NA		$631	EUR	546	4/10/26	(—	@)
Bank of America NA		$230	EUR	200	4/2/26	1
Barclays Bank PLC		$206	EUR	178	4/10/26	(—	@)
Citibank NA		$1,210	EUR	1,055	4/10/26	10
Citibank NA		$47	EUR	41	4/10/26	—	@
Goldman Sachs International	EUR	630		$734	4/10/26	6
Goldman Sachs International	EUR	1,049		$1,223	4/10/26	9
Goldman Sachs International	EUR	635		$740	4/10/26	6
Goldman Sachs International	EUR	924		$1,077	4/10/26	8
Goldman Sachs International	EUR	815		$949	4/10/26	7
Goldman Sachs International	EUR	4		$5	4/10/26	—	@
Goldman Sachs International	EUR	990		$1,154	4/10/26	9
Goldman Sachs International	EUR	3,321		$3,870	4/10/26	30
Goldman Sachs International	EUR	342		$398	4/10/26	3
Goldman Sachs International	EUR	205		$239	4/10/26	2
Goldman Sachs International		$49	EUR	42	4/10/26	(—	@)
Goldman Sachs International		$14	EUR	12	4/10/26	(—	@)
Goldman Sachs International		$186	EUR	160	4/10/26	(2)
Goldman Sachs International		$253	EUR	217	4/10/26	(2)
State Street Bank and Trust Co.	EUR	400		$466	4/10/26	4
State Street Bank and Trust Co.		$177	EUR	153	4/10/26	(—	@)
UBS AG	EUR	198		$229	4/10/26	—	@
						$90

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2026:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	29	Jun-26		$5,800	$6,016	$(43)
U.S. Treasury 5 yr. Note (United States)	13	Jun-26		1,300	1,406	(13)
U.S. Treasury 10 yr. Ultra Note (United States)	71	Jun-26		7,100	8,060	(146)
U.S. Treasury Long Bond (United States)	50	Jun-26		5,000	5,694	(154)
Ultra U.S. Treasury Bond (United States)	78	Jun-26		7,800	9,092	(256)
Short:
German Euro-Bobl Index (Germany)	21	Jun-26	EUR	(2,100)	(2,802)	36
German Euro-Bund Index (Germany)	26	Jun-26		(2,600)	(3,768)	81
German Euro-Schatz Index (Germany)	13	Jun-26		(1,300)	(1,589)	14
U.S. Treasury 10 yr. Note (United States)	103	Jun-26		$(10,300)	(11,438)	127
						$(354)

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 31, 2026:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00%	Quarterly	12/20/28	$188	$(11)	$(55)	$44
Goldman Sachs International Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/26	261	(1)	(12)	11
Goldman Sachs International Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	710	(10)	(18)	8
JPMorgan Chase Bank NA Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	312	(4)	(9)	5
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	12/20/26	634	(5)	(11)	6
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	476	(7)	(13)	6
Barclays Bank PLC Petroleos Mexicanos	NR	Sell	1.00	Quarterly	6/20/27	100	(2)	(3)	1
Barclays Bank PLC Ecuador Government International Bonds	NR	Buy	5.00	Quarterly	12/20/26	36	(1)	(1)	(—	@)
Morgan Stanley & Co. LLC* Petrobras Global Finance BV	NR	Buy	1.00	Quarterly	6/20/31	1,985	43	44	(1)
							$2	$(78)	$80

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	70.2%
Corporate Bonds	19.1
Senior Loan Interests	6.2
Other*	4.5
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $49,865,000 and net unrealized depreciation of approximately $354,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $90,000. Also does not include open swap agreements with net unrealized appreciation of approximately $80,000.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (100.2%)
Brazil (6.5%)
Banco BTG Pactual SA (Units) (a)	53,844	$585
Itau Unibanco Holding SA (Preference)	282,360	2,370
Motiva Infraestrutura de Mobilidade SA	519,988	1,587
Rede D'Or Sao Luiz SA	234,955	1,768
Telefonica Brasil SA	148,469	1,182
Vale SA	81,677	1,301
WEG SA	329,961	3,249
		12,042
Chile (0.8%)
Banco de Chile	7,834,777	1,424

China (18.4%)
Alibaba Group Holding Ltd. (b)	378,700	5,936
Bank of Jiangsu Co. Ltd., Class A	706,500	1,117
BYD Co. Ltd., H Shares (b)	49,600	678
China Construction Bank Corp., H Shares (b)	3,094,230	3,339
China International Capital Corp. Ltd., Class H (b)	279,200	620
China Merchants Bank Co. Ltd., H Shares (b)	363,500	2,310
China Resources Mixc Lifestyle Services Ltd. (b)	177,800	1,074
Contemporary Amperex Technology Co. Ltd., Class A	21,600	1,278
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	157,609	1,274
NARI Technology Co. Ltd., Class A	301,600	1,144
NAURA Technology Group Co. Ltd., Class A	17,120	1,126
NetEase, Inc. (b)	47,100	1,052
Ping An Insurance Group Co. of China Ltd., Class H (b)	229,500	1,765
Shenzhen Inovance Technology Co. Ltd., Class A	104,000	1,019
Tencent Holdings Ltd. (b)	130,400	8,225
Xiaomi Corp., Class B (b)(c)	230,600	952
Zijin Mining Group Co. Ltd., H Shares (b)	198,000	891
		33,800
Czech Republic (0.9%)
Komercni Banka AS	30,931	1,578

India (15.3%)
360 ONE WAM Ltd.	66,684	674
Avenue Supermarts Ltd. (c)	16,691	703
Axis Bank Ltd.	102,742	1,272
Bajaj Auto Ltd.	10,471	978
Bajaj Finance Ltd.	135,940	1,163
Colgate-Palmolive India Ltd.	13,499	256
Grasim Industries Ltd.	37,974	1,030
HDFC Asset Management Co. Ltd.	42,617	1,002
HDFC Bank Ltd.	87,388	685
HDFC Bank Ltd. ADR	47,400	1,179
Hindalco Industries Ltd.	70,059	662
Hitachi Energy India Ltd.	6,604	1,708
ICICI Bank Ltd.	173,492	2,227
IDFC First Bank Ltd.	1,561,894	978
Infosys Ltd. ADR (d)	65,826	889
Larsen & Toubro Ltd.	24,543	912
Lodha Developers Ltd.	86,822	628
Mahindra & Mahindra Ltd.	55,696	1,747
MakeMyTrip Ltd. (c)	7,631	285
Max Healthcare Institute Ltd.	109,781	1,126
Pidilite Industries Ltd.	63,211	859
Reliance Industries Ltd.	178,534	2,568
Samvardhana Motherson International Ltd.	605,478	680
Shriram Finance Ltd.	107,617	1,001
State Bank of India	197,935	2,064
Swiggy Ltd. (c)	107,616	299
United Breweries Ltd.	38,898	636
		28,211
Indonesia (0.3%)
Cisarua Mountain Dairy Tbk. PT	2,313,100	590

Korea, Republic of (16.6%)
HYBE Co. Ltd. (c)	2,222	450
Hyundai Motor Co.	7,824	2,410
KB Financial Group, Inc.	20,174	1,981
Kia Corp.	12,497	1,234
KT&G Corp.	9,415	1,012
NAVER Corp.	8,489	1,156
Samsung Electronics Co. Ltd.	157,841	18,461
SK Hynix, Inc.	6,875	3,901
		30,605
Malaysia (0.8%)
CIMB Group Holdings Bhd.	245,300	460
Malayan Banking Bhd.	389,600	1,097
		1,557
Mexico (3.4%)
America Movil SAB de CV ADR	41,172	1,049
Grupo Financiero Banorte SAB de CV Series O	257,711	2,854
Prologis Property Mexico SA de CV REIT	328,954	1,436
Wal-Mart de Mexico SAB de CV	292,972	955
		6,294
Peru (1.2%)
Credicorp Ltd.	6,346	2,152

Poland (2.8%)
Allegro.eu SA (c)	235,762	1,692
Budimex SA	6,423	1,155
Powszechna Kasa Oszczednosci Bank Polski SA	93,843	2,220
		5,067

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Saudi Arabia (0.6%)
Alinma Bank	139,809	$1,083

South Africa (4.7%)
AVI Ltd.	236,576	1,452
Capitec Bank Holdings Ltd.	10,378	2,550
OUTsurance Group Ltd. (d)	474,719	1,952
Standard Bank Group Ltd.	99,963	1,810
Vodacom Group Ltd.	107,025	917
		8,681
Taiwan (25.8%)
Airtac International Group	26,901	857
Alchip Technologies Ltd.	14,000	1,142
ASE Technology Holding Co. Ltd.	170,000	1,871
Chailease Holding Co. Ltd.	193,980	672
Delta Electronics, Inc.	76,000	3,427
Hon Hai Precision Industry Co. Ltd.	366,000	2,237
MediaTek, Inc.	43,000	2,062
Taiwan Semiconductor Manufacturing Co. Ltd.	549,000	31,751
Unimicron Technology Corp.	117,683	1,722
Wiwynn Corp.	16,242	1,748
		47,489
United Kingdom (1.6%)
Antofagasta PLC	63,619	2,853

United States (0.5%)
MercadoLibre, Inc. (c)	540	934
Total Common Stocks (Cost $106,614)		184,360

Short-Term Investments (0.9%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (e) (Cost $1,382)	1,382,126	1,382

Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (e) (Cost $194)	194,013	194
Total Short-Term Investments (Cost $1,576)		1,576
Total Investments (101.1%)(Cost $108,190) including $2,448 of Securities Loaned (f)(g)(h)		185,936
Liabilities in Excess of Other Assets (–1.1%)		(2,034)
Net Assets (100.0%)		$183,902

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2026, were approximately $2,448,000 and $2,557,000, respectively. The Fund received cash collateral of approximately $194,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - as reported in the Portfolio of Investments. The remaining collateral of approximately $2,363,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.
(f)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $172,628,000 and 93.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(h)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $81,281,000 and the aggregate gross unrealized depreciation is approximately $3,535,000, resulting in net unrealized appreciation of approximately $77,746,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.3%
Semiconductors & Semiconductor Equipment	22.5
Banks	19.8
Tech Hardware, Storage & Peripherals	11.4
Interactive Media & Services	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (45.8%)
Agency Fixed Rate Mortgages (3.8%)
United States (3.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 6/1/52		$551	$446
3.00%, 11/1/52		87	76
4.50%, 1/1/49		11	11
5.50%, 12/1/54		99	100
6.00%, 9/1/54		119	121
Gold Pools:
3.50%, 2/1/45 - 6/1/45		132	124
4.50%, 1/1/49		7	7
Federal National Mortgage Association,
April TBA:
2.50%, 4/1/56 (a)		440	370
3.00%, 4/1/56 (a)		50	44
4.50%, 4/1/56 (a)		50	48
5.00%, 4/1/56 (a)		110	108
Conventional Pools:
2.50%, 10/1/51		247	208
3.00%, 4/1/52		331	292
3.50%, 1/1/51		335	309
4.00%, 11/1/41 - 1/1/46		133	129
4.50%, 3/1/41 - 11/1/44		47	47
5.00%, 1/1/41 - 3/1/41		19	19
5.50%, 8/1/55		204	206
6.00%, 1/1/38 - 10/1/55		152	156
6.50%, 10/1/53		16	16
June TBA:
4.00%, 5/1/56 (a)		50	47
Government National Mortgage Association,
Various Pools:
4.00%, 7/15/44		6	6
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,017)			2,893

Asset-Backed Securities (1.0%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%,5.00%, 7/24/54 (b)	EUR	28	33

United States (0.9%)
Cloud Capital Holdco LP, Class A2
5.78%, 11/22/49 (c)		$150	150
DataBank Issuer II LLC, Class A2
5.18%, 9/27/55 (c)		160	155
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 4.55%, 12/25/32 (b)		67	64
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (c)		100	100
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 2.58%, 7/25/39 (b)	EUR	40	44
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 5.42%, 10/17/41 (b)(c)		$200	200
			713
Total Asset-Backed Securities (Cost $739)			746

Commercial Mortgage-Backed Securities (0.5%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 3.08%, 4/22/33 (b)	EUR	15	17

United States (0.5%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 6.02%, 8/15/39 (b)(c)		$200	201
BPR Trust,
1 Month Term SOFR + 3.00%, 6.67%, 5/15/39 (b)(c)		100	100
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 5.29%, 6/15/39 (b)(c)		100	100
			401
Total Commercial Mortgage-Backed Securities (Cost $418)			418

Corporate Bonds (7.4%)
Australia (0.2%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	183

Canada (0.3%)
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	211

France (0.6%)
AXA SA,
3.25%, 5/28/49		100	113
BNP Paribas SA,
1.13%, 6/11/26		225	260
BPCE SA,
5.75%, 6/1/33		100	120
			493
Germany (0.5%)
Allianz SE,
5.82%, 7/25/53		100	126

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Germany (cont'd)
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27	EUR	200	$229
			355
Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34		100	112

Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27		100	113

Netherlands (0.2%)
Alliander NV,
4.50%, 3/27/32 (d)		100	116

Spain (0.1%)
CaixaBank SA,
4.00%, 3/5/37		100	113

United Arab Emirates (0.3%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		$225	192

United Kingdom (0.5%)
BAT Capital Corp.,
3.56%, 8/15/27		58	58
HSBC Holdings PLC,
2.87%, 11/22/32		200	179
Lloyds Banking Group PLC,
2.00%, 4/12/28	GBP	100	128
			365
United States (4.5%)
Aon North America, Inc.,
5.45%, 3/1/34		$100	102
AT&T, Inc.,
2.90%, 12/4/26	GBP	100	131
3.50%, 9/15/53		$75	49
Bank of New York Mellon Corp.,
5.32%, 6/6/36		75	76
Boeing Co.,
5.81%, 5/1/50		50	48
6.30%, 5/1/29		25	26
Charles Schwab Corp.,
5.85%, 5/19/34		90	95
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		25	17
5.38%, 5/1/47		100	81
Citigroup, Inc.,
3.06%, 1/25/33		275	249
Diamondback Energy, Inc.,
6.25%, 3/15/33		50	53
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	36
5.20%, 1/15/36		25	25
Global Payments, Inc.,
4.45%, 6/1/28		100	99
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	90	88
5.85%, 4/25/35		$100	104
Honeywell Aerospace, Inc.,
5.73%, 3/16/56 (c)		75	74
Hyundai Capital America,
5.30%, 6/24/29 (c)		150	152
Jefferies Financial Group, Inc.,
2.63%, 10/15/31		100	87
JPMorgan Chase & Co.,
6.25%, 10/23/34		175	188
Las Vegas Sands Corp.,
5.63%, 6/15/28		25	25
5.90%, 6/1/27		50	51
6.00%, 8/15/29 - 6/14/30		60	62
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	102
Meta Platforms, Inc.,
5.63%, 11/15/55		$50	47
Micron Technology, Inc.,
6.05%, 11/1/35		100	108
Nuveen LLC,
5.85%, 4/15/34 (c)		25	26
ONEOK, Inc.,
5.05%, 11/1/34		100	97
6.50%, 9/1/30 (c)		100	106
Oracle Corp.,
5.20%, 9/26/35		75	70
5.88%, 9/26/45		25	22
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		50	45
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		125	138
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	111
Transcontinental Gas Pipe Line Co. LLC,
5.75%, 3/15/56 (c)		$100	98
U.S. Bancorp,
5.68%, 1/23/35		50	52
5.84%, 6/12/34		75	78
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	101
Verizon Communications, Inc.,
2.36%, 3/15/32		$50	44

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
3.38%, 10/27/36	GBP	100	$105
4.25%, 8/15/56	EUR	100	112
Vistra Operations Co. LLC,
5.70%, 12/30/34 (c)		$25	25
Vontier Corp.,
2.40%, 4/1/28		50	48
			3,453
Total Corporate Bonds (Cost $5,754)			5,706

Mortgages - Other (1.6%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
1 day GBP SONIA + 2.22%, 5.96%, 4/17/44 (b)	GBP	45	57

United States (1.5%)
A&D Mortgage Trust, Class A1
6.13%, 5/25/68 (c)		$121	121
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		99	98
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57		67	58
3.00%, 7/25/58		71	62
3.00%, 10/25/58		11	10
4.00%, 10/25/58		10	9
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		12	11
3.00%, 7/25/46		7	6
3.00%, 5/25/47		31	26
3.50%, 5/25/45		5	5
3.50%, 9/25/45		15	13
3.50%, 7/25/46		9	8
4.00%, 5/25/45		2	2
3.00%, 12/25/46		24	21
GCAT Trust, Class 2A2
6.50%, 1/25/54 (b)(c)		71	72
GS Mortgage-Backed Securities Trust, Class A1
6.00%, 2/25/56 (b)(c)		77	78
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		74	61
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		133	116
3.00%, 9/25/52 (b)(c)		146	127
3.25%, 7/25/52 (b)(c)		71	64
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (c)		167	167
			1,135
Total Mortgages - Other (Cost $1,269)			1,192

Sovereign (23.9%)
Australia (0.7%)
Australia Government Bond,
1.25%, 5/21/32	AUD	150	84
Queensland Treasury Corp.,
3.25%, 5/21/35 (c)	EUR	100	114
Treasury Corp. of Victoria,
2.00%, 9/17/35	AUD	420	213
MTN
2.25%, 11/20/41		280	118
			529
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	60	62

Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.70%, 6/22/50		60	43
3.45%, 6/22/43		100	107
			150
Brazil (2.9%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/29	BRL	16,396	2,228

Canada (1.2%)
British Columbia Investment Management Corp.,
4.00%, 6/2/35	CAD	200	144
Canadian Government Bond,
2.00%, 12/1/51		20	10
3.25%, 12/1/33		440	315
3.50%, 12/1/57		210	140
Province of Alberta Canada,
3.38%, 4/2/35	EUR	100	115
Province of Ontario Canada,
3.25%, 7/3/35		100	114
Province of Quebec Canada,
3.25%, 5/22/35		100	114
			952
Chile (0.3%)
Chile Government International Bond,
3.80%, 7/1/35		30	34
3.88%, 7/9/31 - 4/14/36		200	228
			262
China (3.9%)
China Government Bond,
1.43%, 1/25/30	CNY	2,640	382
2.04%, 11/25/34		2,470	366
2.37%, 1/20/27		1,200	176
2.69%, 8/15/32		1,300	200
2.80%, 11/15/32		3,390	528

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
China (cont'd)
3.12%, 10/25/52	CNY	400	$66
3.13%, 11/21/29		3,550	548
3.27%, 11/19/30		2,510	396
3.52%, 4/25/46		50	9
3.53%, 10/18/51		200	35
3.81%, 9/14/50		300	55
3.86%, 7/22/49		1,260	231
			2,992
Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,100	45

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	580	87

Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	60	68

France (1.7%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	96
French Republic Government Bond OAT,
0.00%, 11/25/29		310	322
2.70%, 2/25/31		690	781
SNCF Reseau,
1.88%, 3/30/34		100	101
			1,300
Germany (2.8%)
Bundesobligation,
1.30%, 10/15/27		1,110	1,258
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31		130	130
0.25%, 2/15/29		240	259
2.50%, 8/15/54		320	307
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		230	220
			2,174
Greece (0.1%)
Hellenic Republic Government Bond,
4.38%, 7/18/38		30	36

Hungary (0.3%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	8,480	21
Hungary Government International Bond,
6.25%, 9/22/32		$200	209
			230
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	1,646,000	106

Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29	EUR	50	54
2.50%, 12/1/32		80	87
3.85%, 7/1/34		150	175
4.00%, 11/15/30		210	251
4.45%, 9/1/43		58	68
4.50%, 10/1/53		100	115
			750
Japan (2.9%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	18,150	103
0.90%, 9/20/34		68,150	387
1.10%, 6/20/34		16,900	98
1.40%, 3/20/35		80,000	469
Japan Government Thirty Year Bond,
0.30%, 6/20/46		29,200	103
0.40%, 9/20/49		34,000	108
0.70%, 12/20/51		22,200	71
Japan Government Twenty Year Bond,
0.40%, 6/20/41		61,050	266
Japan Government Two Year Bond,
1.00%, 12/1/27		94,000	590
			2,195
Korea, Republic of (0.3%)
Korea Development Bank,
0.80%, 7/19/26		$200	198

Lithuania (0.4%)
Lithuania Government International Bond,
3.50%, 7/3/31	EUR	240	280

Malaysia (0.3%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	390	97
3.89%, 8/15/29		410	103
			200
Mexico (0.5%)
Mexican Bonos,
7.50%, 6/3/27	MXN	1,700	95
7.75%, 11/23/34		1,000	51
8.50%, 5/31/29		800	44
Mexico Government International Bond,
3.50%, 9/19/29	EUR	100	114
3.88%, 5/16/31		100	113
			417

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Netherlands (0.3%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	180	$185
2.75%, 1/15/47		20	21
			206
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	60	34
4.50%, 5/15/35		21	12
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	310	212
			258
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	160	16

Poland (0.2%)
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	200	44
Republic of Poland Government International Bond,
2.88%, 1/15/31	EUR	60	68
			112
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54		30	32

Romania (0.1%)
Romanian Government International Bond,
5.25%, 3/10/30		70	83
6.50%, 10/7/45 (c)		20	22
			105
Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (c)		160	180

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	100	80

Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	130	144

Spain (1.0%)
Spain Government Bond,
0.00%, 1/31/28		50	55
2.70%, 10/31/48		40	37
3.45%, 10/31/34		410	477
3.50%, 5/31/29		160	189
4.00%, 10/31/54		20	22
			780
Sweden (0.1%)
Sweden Government Bond,
2.25%, 5/11/35	SEK	400	40

Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	110	137

Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	2,560	74
2.00%, 12/17/31		3,660	112
			186
United Kingdom (1.0%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	320	148
0.88%, 7/31/33		130	132
3.75%, 10/22/53		70	69
4.25%, 7/31/34		330	420
			769
Total Sovereign (Cost $19,058)			18,306

Supranational (0.8%)
Corp. Andina de Fomento,
5.00%, 1/24/29 - 1/22/30		$140	144
MTN
5.30%, 2/19/29	AUD	700	475
Total Supranational (Cost $603)			619

U.S. Treasury Securities (6.8%)
United States (6.8%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$620	391
4.88%, 8/15/45		325	324
U.S. Treasury Inflation Indexed Bond,
1.88%, 7/15/35		3,399	3,383
U.S. Treasury Notes,
3.38%, 5/15/33		720	686
4.00%, 7/31/32		400	398
Total U.S. Treasury Securities (Cost $5,325)			5,182
Total Fixed Income Securities (Cost $36,183)			35,062

	Shares
Common Stocks (46.7%)
Australia (1.0%)
ANZ Group Holdings Ltd.	1,644	41
APA Group	750	5
Aristocrat Leisure Ltd.	306	10

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
ASX Ltd.	110	$4
BHP Group Ltd.	2,798	101
Brambles Ltd.	753	12
CAR Group Ltd.	209	3
Cochlear Ltd.	36	4
Coles Group Ltd.	749	11
Commonwealth Bank of Australia	912	107
Computershare Ltd.	289	6
CSL Ltd.	271	27
Evolution Mining Ltd.	1,129	10
Fortescue Ltd.	947	13
Goodman Group REIT	1,052	19
Insurance Australia Group Ltd.	1,295	7
Lottery Corp. Ltd.	1,235	5
Lynas Rare Earths Ltd. (e)	501	7
Macquarie Group Ltd.	198	28
Medibank Pvt Ltd.	1,515	5
National Australia Bank Ltd.	1,691	49
Northern Star Resources Ltd.	762	11
Origin Energy Ltd.	955	8
Pro Medicus Ltd.	31	3
Qantas Airways Ltd.	408	2
QBE Insurance Group Ltd.	825	12
REA Group Ltd.	29	3
Rio Tinto Ltd.	204	23
Santos Ltd.	1,797	10
Scentre Group REIT	2,892	7
SGH Ltd.	113	3
Sigma Healthcare Ltd.	2,874	5
Sonic Healthcare Ltd.	259	4
South32 Ltd.	2,492	7
Stockland REIT	1,374	4
Suncorp Group Ltd.	595	7
Telstra Group Ltd.	2,204	8
Transurban Group (Units)	1,723	17
Vicinity Ltd. REIT	2,216	4
Washington H Soul Pattinson & Co. Ltd.	188	5
Wesfarmers Ltd.	623	32
Westpac Banking Corp.	1,881	52
WiseTech Global Ltd.	110	3
Woodside Energy Group Ltd.	1,046	25
Woolworths Group Ltd.	680	17
Xero Ltd. (e)	92	5
		751
Austria (0.0%)‡
BAWAG Group AG	36	6
Erste Group Bank AG	143	15
OMV AG	70	5
Raiffeisen Bank International AG	62	3
Verbund AG	32	2
		31
Belgium (0.1%)
Ageas SA	76	6
Anheuser-Busch InBev SA	503	35
Argenx SE (e)	31	23
D'ieteren Group	11	2
Elia Group SA (e)	22	3
Financiere de Tubize SA	10	2
Groupe Bruxelles Lambert NV	41	4
KBC Group NV	117	14
Sofina SA	8	2
Syensqo SA	37	2
UCB SA	65	20
		113
Canada (1.9%)
Agnico Eagle Mines Ltd.	254	52
Alamos Gold, Inc., Class A	211	9
Alimentation Couche-Tard, Inc.	375	21
AltaGas Ltd.	151	5
ARC Resources Ltd.	296	6
AtkinsRealis Group, Inc.	88	6
Bank of Montreal	379	51
Bank of Nova Scotia	645	45
Barrick Mining Corp.	869	36
BCE, Inc.	37	1
Bombardier, Inc., Class B (e)	45	8
Brookfield Asset Management Ltd., Class A	218	10
Brookfield Corp.	1,109	45
Brookfield Renewable Corp.	73	3
CAE, Inc. (e)	157	4
Cameco Corp.	225	24
Canadian Imperial Bank of Commerce	486	46
Canadian National Railway Co.	266	27
Canadian Natural Resources Ltd.	1,057	52
Canadian Pacific Kansas City Ltd.	458	36
Canadian Tire Corp. Ltd., Class A	25	3
Canadian Utilities Ltd., Class A	67	2
CCL Industries, Inc., Class B	72	5
Celestica, Inc. (e)	60	17
Cenovus Energy, Inc.	716	19
CGI, Inc.	100	7
Constellation Software, Inc.	11	19
Descartes Systems Group, Inc. (e)	45	3
Dollarama, Inc.	139	17
Element Fleet Management Corp.	211	5
Emera, Inc.	150	8
Empire Co. Ltd., Class A	63	2
Enbridge, Inc.	1,092	59
Fairfax Financial Holdings Ltd.	11	19
First Quantum Minerals Ltd. (e)	369	9
FirstService Corp.	21	3
Fortis, Inc.	253	14
Franco-Nevada Corp.	99	25

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
George Weston Ltd.	88	$6
GFL Environmental, Inc.	124	5
Gildan Activewear, Inc.	93	5
Great-West Lifeco, Inc.	142	7
Hydro One Ltd.	167	7
iA Financial Corp., Inc.	47	5
IGM Financial, Inc.	43	2
Imperial Oil Ltd.	88	12
Intact Financial Corp.	90	16
Ivanhoe Mines Ltd., Class A (e)	403	3
Keyera Corp.	116	5
Kinross Gold Corp.	619	19
Loblaw Cos. Ltd.	306	14
Lundin Gold, Inc.	55	4
Lundin Mining Corp.	346	9
Magna International, Inc.	140	8
Manulife Financial Corp.	880	30
Metro, Inc.	103	7
National Bank of Canada	202	26
Nutrien Ltd.	243	18
Open Text Corp.	130	3
Pan American Silver Corp.	215	12
Pembina Pipeline Corp.	297	13
Power Corp. of Canada	283	14
RB Global, Inc.	97	9
Restaurant Brands International, Inc.	155	12
Rogers Communications, Inc., Class B	185	7
Royal Bank of Canada	735	119
Saputo, Inc.	124	4
Shopify, Inc., Class A (e)	659	78
Stantec, Inc.	60	5
Sun Life Financial, Inc.	285	18
Suncor Energy, Inc.	611	40
TC Energy Corp.	520	33
Teck Resources Ltd., Class B	241	13
TELUS Corp.	259	3
TFI International, Inc.	40	4
Thomson Reuters Corp.	84	8
TMX Group Ltd.	146	5
Toromont Industries Ltd.	41	6
Toronto-Dominion Bank	883	82
Tourmaline Oil Corp.	185	9
Wheaton Precious Metals Corp.	230	30
Whitecap Resources, Inc.	615	7
WSP Global, Inc.	69	11
		1,476
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)(f)	18,000	—

Denmark (0.2%)
AP Moller - Maersk AS Series B	4	10
Carlsberg AS Series B	47	6
Coloplast AS Series B	63	4
Danske Bank AS	329	16
Demant AS (e)	47	1
DSV AS	103	25
Genmab AS (e)	31	8
Novo Nordisk AS, Class B	1,638	60
Novonesis Novozymes B Series B	180	11
Orsted AS (e)	265	7
Pandora AS	40	3
Rockwool AS, Class B	48	1
Tryg AS	167	4
Vestas Wind Systems AS	494	15
		171
Finland (0.2%)
Elisa OYJ	73	4
Fortum OYJ	226	6
Kesko OYJ, Class B	137	3
Kone OYJ, Class B	174	11
Metso OYJ	332	6
Neste OYJ	215	7
Nokia OYJ	2,722	22
Nordea Bank Abp	1,548	27
Orion OYJ, Class B	55	4
Sampo OYJ, Class A	1,211	13
Stora Enso OYJ, Class R	293	3
UPM-Kymmene OYJ	263	8
Wartsila OYJ Abp	255	9
		123
France (1.4%)
Accor SA	93	4
Aeroports de Paris SA	17	2
Air Liquide SA	289	60
Airbus SE	298	56
Alstom SA (e)	166	5
Amundi SA	31	3
ArcelorMittal SA	216	11
AXA SA	832	38
Ayvens SA	176	2
BioMerieux	21	2
BNP Paribas SA	502	48
Bollore SE	356	2
Bouygues SA	96	6
Bureau Veritas SA	171	5
Capgemini SE	74	9
Carrefour SA	293	5
Cie de Saint-Gobain SA	221	18
Cie Generale des Etablissements Michelin SCA	326	11
Covivio SA REIT	28	2
Credit Agricole SA	530	10
Danone SA	324	26

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Dassault Aviation SA	10	$4
Dassault Systemes SE	336	7
Eiffage SA	34	5
Engie SA	923	30
EssilorLuxottica SA	152	35
Eurofins Scientific SE	60	4
Euronext NV	39	6
Gecina SA REIT	23	2
Getlink SE	146	3
Hermes International SCA	16	30
Ipsen SA	19	4
Kering SA	38	12
Klepierre SA REIT	107	4
Legrand SA	131	20
L'Oreal SA	120	49
LVMH Moet Hennessy Louis Vuitton SE	126	69
Orange SA	929	19
Pernod Ricard SA	102	8
Publicis Groupe SA	114	9
Renault SA	97	3
Rexel SA	110	4
Safran SA	176	58
Sanofi SA	545	53
Sartorius Stedim Biotech	15	3
Schneider Electric SE	275	75
Societe Generale SA	346	25
Sodexo SA	44	2
STMicroelectronics NV	345	12
Thales SA	46	13
TotalEnergies SE	1,020	94
Unibail-Rodamco-Westfield REIT	61	7
Veolia Environnement SA	315	12
Vinci SA	244	37
		1,043
Germany (1.2%)
adidas AG	85	14
Allianz SE (Registered)	190	80
BASF SE	451	28
Bayer AG (Registered)	489	23
Bayerische Motoren Werke AG	141	13
Bayerische Motoren Werke AG (Preference)	27	2
Beiersdorf AG	48	4
Brenntag SE	61	4
Commerzbank AG	365	13
Continental AG	55	4
CTS Eventim AG & Co. KGaA	31	2
Daimler Truck Holding AG	230	11
Delivery Hero SE (e)	98	2
Deutsche Bank AG (Registered)	905	27
Deutsche Boerse AG	93	27
Deutsche Lufthansa AG (Registered)	300	3
Deutsche Post AG (Registered)	460	24
Deutsche Telekom AG (Registered)	1,836	68
Dr. Ing hc F Porsche AG (Preference)	57	3
E.ON SE	1,122	25
Evonik Industries AG	128	2
Fresenius Medical Care AG	110	5
Fresenius SE & Co. KGaA	213	11
GEA Group AG	73	5
Hannover Rueck SE (Registered)	30	9
Heidelberg Materials AG	67	14
Henkel AG & Co. KGaA	52	4
Henkel AG & Co. KGaA (Preference)	80	6
Hensoldt AG	31	3
HOCHTIEF AG	8	4
Infineon Technologies AG	652	30
Knorr-Bremse AG	36	4
LEG Immobilien SE	38	2
Mercedes-Benz Group AG (Registered)	359	22
Merck KGaA	65	8
MTU Aero Engines AG	27	10
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	65	41
Nemetschek SE	29	2
Porsche Automobil Holding SE (Preference)	76	3
Qiagen NV	104	4
Rational AG	3	2
Rheinmetall AG	23	39
RWE AG	314	21
SAP SE	520	89
Sartorius AG (Preference)	13	3
Scout24 SE	37	3
Siemens AG (Registered)	379	92
Siemens Energy AG	388	67
Siemens Healthineers AG	170	7
Symrise AG	67	6
Talanx AG	32	4
Volkswagen AG (Preference)	103	11
Vonovia SE	382	10
Zalando SE (e)	111	3
		923
Hong Kong (0.3%)
AIA Group Ltd.	5,913	66
BOC Hong Kong Holdings Ltd.	2,060	11
CK Asset Holdings Ltd.	1,078	6
CK Hutchison Holdings Ltd.	1,495	11
CK Infrastructure Holdings Ltd.	353	3
CLP Holdings Ltd.	919	9
Futu Holdings Ltd. ADR (e)	32	4
Galaxy Entertainment Group Ltd.	1,103	5
Henderson Land Development Co. Ltd.	823	3
HKT Trust & HKT Ltd.	2,112	3
Hong Kong & China Gas Co. Ltd.	6,276	6

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
Hong Kong Exchanges & Clearing Ltd.	677	$34
Hongkong Land Holdings Ltd.	609	5
Jardine Matheson Holdings Ltd.	91	7
Link REIT	1,519	7
MTR Corp. Ltd.	868	4
Power Assets Holdings Ltd.	775	6
Sands China Ltd.	1,355	3
Sino Land Co. Ltd.	2,048	3
SITC International Holdings Co. Ltd.	745	3
Sun Hung Kai Properties Ltd.	808	13
Swire Pacific Ltd., Class A	195	2
Techtronic Industries Co. Ltd.	817	11
WH Group Ltd.	4,684	6
Wharf Holdings Ltd.	599	2
Wharf Real Estate Investment Co. Ltd.	934	3
		236
Ireland (0.1%)
AIB Group PLC	1,070	11
Bank of Ireland Group PLC	486	9
Kerry Group PLC, Class A	81	6
Kingspan Group PLC	77	7
Ryanair Holdings PLC	424	12
		45
Israel (0.2%)
Azrieli Group Ltd.	21	3
Bank Hapoalim BM	626	15
Bank Leumi Le-Israel BM	742	17
Check Point Software Technologies Ltd. (e)	43	6
CyberArk Software Ltd. (e)	29	1
Elbit Systems Ltd.	14	12
ICL Group Ltd.	388	2
Israel Discount Bank Ltd., Class A	613	6
Mizrahi Tefahot Bank Ltd.	78	6
Monday.com Ltd. (e)	22	2
Nice Ltd. (e)	31	3
Nova Ltd. (e)	15	7
Phoenix Financial Ltd.	114	6
Teva Pharmaceutical Industries Ltd. ADR (e)	574	17
Tower Semiconductor Ltd. (e)	125	21
		124
Italy (0.4%)
Banca Mediolanum SpA	112	2
Banca Monte dei Paschi di Siena SpA	999	9
Banco BPM SpA	564	8
BPER Banca SpA	737	10
Buzzi SpA	38	2
Davide Campari-Milano NV	309	2
Enel SpA	4,082	45
Eni SpA	1,048	30
Ferrari NV (Euronext NV)	64	22
FinecoBank Banca Fineco SpA	305	7
Generali	426	17
Intesa Sanpaolo SpA	6,961	42
Italgas SpA	304	3
Leonardo SpA	201	14
Moncler SpA	118	7
Poste Italiane SpA	227	5
Prysmian SpA	141	17
Recordati Industria Chimica e Farmaceutica SpA	58	3
Snam SpA	1,013	8
Stellantis NV	1,014	7
Telecom Italia SpA (e)	8,757	6
Tenaris SA	191	6
Terna - Rete Elettrica Nazionale	707	8
UniCredit SpA	695	50
Unipol Assicurazioni SpA	180	4
		334
Netherlands (0.7%)
ABN AMRO Bank NV CVA	289	9
Adyen NV (e)	13	13
Aegon Ltd.	622	5
AerCap Holdings NV	84	11
Akzo Nobel NV	86	5
ASM International NV	24	18
ASML Holding NV	196	261
ASR Nederland NV	78	5
Basic-Fit NV (e)	788	27
BE Semiconductor Industries NV	37	8
Coca-Cola Europacific Partners PLC	104	9
CSG NV (e)	100	3
CVC Capital Partners PLC	107	1
DSM-Firmenich AG	87	6
EXOR NV	47	4
Heineken Holding NV	64	5
Heineken NV	143	11
ING Groep NV	1,449	38
InPost SA (e)	125	2
JDE Peet's NV	86	3
Koninklijke Ahold Delhaize NV	445	21
Koninklijke KPN NV	1,908	11
Koninklijke Philips NV	388	11
Magnum Ice Cream Co. NV (e)	246	4
Nebius Group NV, Class A (e)	107	11
NN Group NV	130	10
Prosus NV (e)	646	30
Randstad NV	56	1
Universal Music Group NV	554	11
Wolters Kluwer NV	114	8
		562
New Zealand (0.0%)‡
Auckland International Airport Ltd.	717	3

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
New Zealand (cont'd)
Contact Energy Ltd.	372	$2
Fisher & Paykel Healthcare Corp. Ltd.	250	5
Infratil Ltd.	389	3
Meridian Energy Ltd.	557	2
		15
Norway (0.1%)
Aker BP ASA	162	6
DNB Bank ASA	434	14
Equinor ASA	391	17
Gjensidige Forsikring ASA	98	3
Kongsberg Gruppen ASA	216	9
Mowi ASA	232	5
Norsk Hydro ASA	695	7
Orkla ASA	344	4
Salmar ASA	33	2
Telenor ASA	305	5
Yara International ASA	82	5
		77
Portugal (0.0%)‡
Banco Comercial Portugues SA, Class R	3,693	4
EDP Renovaveis SA	161	3
EDP SA	1,586	8
Galp Energia SGPS SA	215	5
Jeronimo Martins SGPS SA	143	3
		23
Singapore (0.3%)
CapitaLand Ascendas REIT	2,139	4
CapitaLand Integrated Commercial Trust REIT (e)	3,347	6
CapitaLand Investment Ltd.	1,278	3
DBS Group Holdings Ltd.	1,157	51
Grab Holdings Ltd., Class A (e)	1,318	5
Keppel Ltd.	793	7
Oversea-Chinese Banking Corp. Ltd.	1,855	32
Sea Ltd. ADR (e)	212	18
Sembcorp Industries Ltd.	488	3
Singapore Airlines Ltd.	857	4
Singapore Exchange Ltd.	467	7
Singapore Technologies Engineering Ltd.	850	7
Singapore Telecommunications Ltd.	4,078	16
United Overseas Bank Ltd.	685	20
Wilmar International Ltd.	1,060	3
Yangzijiang Shipbuilding Holdings Ltd.	1,416	4
		190
South Africa (0.0%)‡
Valterra Platinum Ltd.	79	6

Spain (0.5%)
Acciona SA	12	3
ACS Actividades de Construccion y Servicios SA	87	11
Aena SME SA	372	11
Amadeus IT Group SA	225	13
Banco Bilbao Vizcaya Argentaria SA	2,830	61
Banco de Sabadell SA	2,490	9
Banco Santander SA	7,296	82
Bankinter SA	337	5
CaixaBank SA	1,922	23
Cellnex Telecom SA	235	7
Endesa SA	158	7
Ferrovial SE	254	16
Grifols SA	149	2
Iberdrola SA	3,208	73
Indra Sistemas SA	39	2
Industria de Diseno Textil SA	545	32
International Consolidated Airlines Group SA	584	3
Mapfre SA	455	2
Naturgy Energy Group SA	133	4
Redeia Corp. SA	201	3
Repsol SA	564	16
Telefonica SA	1,823	8
		393
Sweden (0.5%)
AddTech AB, Class B	130	4
Alfa Laval AB	144	8
Assa Abloy AB, Class B	494	18
Atlas Copco AB, Class A	2,106	35
Beijer Ref AB	203	3
Boliden AB (e)	138	7
Epiroc AB, Class A	511	12
EQT AB	245	8
Essity AB, Class B	299	8
Evolution AB	66	4
Fastighets AB Balder, Class B (e)	353	2
H & M Hennes & Mauritz AB, Class B	241	5
Hexagon AB, Class B	1,029	10
Holmen AB, Class B	35	1
Industrivarden AB, Class A	130	7
Indutrade AB	135	3
Investment AB Latour, Class B	73	2
Investor AB, Class B	902	34
L E Lundbergforetagen AB, Class B	37	2
Lifco AB, Class B	115	3
Nibe Industrier AB, Class B	747	3
Saab AB, Class B	160	10
Sagax AB, Class B	109	2
Sandvik AB	522	20
Securitas AB, Class B	243	4
Skandinaviska Enskilda Banken AB, Class A	745	14
Skanska AB, Class B	167	5
SKF AB, Class B	166	4

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Spotify Technology SA (e)	78	$38
Svenska Cellulosa AB SCA, Class B	302	3
Svenska Handelsbanken AB, Class A	716	9
Swedbank AB, Class A	416	14
Swedish Orphan Biovitrum AB (e)	99	4
Tele2 AB, Class B	270	6
Telefonaktiebolaget LM Ericsson, Class B	1,392	16
Telia Co. AB	1,167	6
Trelleborg AB, Class B	100	4
Verisure PLC (e)	127	1
Volvo AB, Class B	785	26
		365
Switzerland (1.2%)
ABB Ltd. (Registered)	779	63
Alcon AG	251	19
Avolta AG (Registered) (e)	44	3
Banque Cantonale Vaudoise (Registered)	15	2
Barry Callebaut AG (Registered)	2	3
Belimo Holding AG (Registered)	5	4
BKW AG	11	2
Cie Financiere Richemont SA, Class A (Registered)	270	48
EMS-Chemie Holding AG (Registered)	4	3
Galderma Group AG (e)	92	18
Geberit AG (Registered)	17	11
Givaudan SA (Registered)	5	17
Helvetia Baloise Holding AG (Registered)	39	10
Holcim AG (e)	256	21
Julius Baer Group Ltd.	103	7
Kuehne & Nagel International AG (Registered)	24	5
Logitech International SA (Registered)	76	7
Lonza Group AG (Registered)	35	22
Nestle SA (Registered)	1,281	126
Novartis AG (Registered)	943	145
Partners Group Holding AG	11	12
Roche Holding AG	365	146
Sandoz Group AG	206	16
Schindler Holding AG	20	7
Schindler Holding AG (Registered)	12	4
SGS SA (Registered)	82	9
Sika AG (Registered) (e)	76	13
Sonova Holding AG (Registered)	25	6
Straumann Holding AG (Registered)	56	6
Swatch Group AG	14	3
Swiss Life Holding AG (Registered)	14	15
Swiss Prime Site AG (Registered) (e)	40	7
Swiss Re AG	148	25
Swisscom AG (Registered)	13	11
UBS Group AG (Registered)	1,543	60
VAT Group AG	14	9
Zurich Insurance Group AG	73	52
		937
United Kingdom (2.2%)
3i Group PLC	539	18
Admiral Group PLC	141	6
Airtel Africa PLC	505	2
Anglo American PLC	601	26
Antofagasta PLC	210	9
Associated British Foods PLC	172	4
AstraZeneca PLC	846	165
Autotrader Group PLC	456	3
Aviva PLC	1,653	13
BAE Systems PLC	1,600	47
Barclays PLC	7,503	39
Barratt Redrow PLC	724	3
BP PLC	8,629	68
British American Tobacco PLC	1,190	69
BT Group PLC	3,204	9
Bunzl PLC	174	5
Centrica PLC	2,506	7
Coca-Cola HBC AG (e)	118	7
Compass Group PLC	921	26
Diageo PLC	1,205	22
Endeavour Mining PLC	103	6
Entain PLC	329	2
Evraz PLC (e)(f)	464	—
Experian PLC	495	17
Fresnillo PLC	118	5
Glencore PLC (e)	5,377	41
GSK PLC	2,215	61
Haleon PLC	4,845	24
Halma PLC	206	11
HSBC Holdings PLC	9,353	154
Imperial Brands PLC	409	17
Informa PLC	703	7
InterContinental Hotels Group PLC	79	10
Intertek Group PLC	83	4
J Sainsbury PLC	926	4
JD Sports Fashion PLC	1,323	1
Kingfisher PLC	913	3
Land Securities Group PLC REIT	380	3
Legal & General Group PLC	3,081	10
Lloyds Banking Group PLC	31,828	39
London Stock Exchange Group PLC	246	29
M&G PLC	1,242	5
Marks & Spencer Group PLC	1,100	5
Melrose Industries PLC	678	5
National Grid PLC	2,706	46
NatWest Group PLC	4,347	32
Next PLC	63	11
Paragon Offshore PLC (e)(f)	67	—

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Pearson PLC	307	$4
Prudential PLC	1,381	19
Reckitt Benckiser Group PLC	347	23
RELX PLC (LSE)	984	32
Rentokil Initial PLC	1,371	9
Rio Tinto PLC	610	57
Rolls-Royce Holdings PLC	4,578	70
Sage Group PLC	513	6
Schroders PLC	395	3
Segro PLC REIT	697	6
Severn Trent PLC	147	6
Shell PLC	3,126	145
Smith & Nephew PLC	441	7
Smiths Group PLC	172	5
Spirax Group PLC	40	4
SSE PLC	652	23
Standard Chartered PLC	1,040	22
Standard Life PLC	383	3
Sunbelt Rentals Holdings, Inc.	227	15
Tesco PLC	3,414	21
Unilever PLC	1,186	65
United Utilities Group PLC	370	6
Vodafone Group PLC	10,086	15
Whitbread PLC	92	3
Wise PLC, Class A (e)	363	4
		1,673
United States (34.2%)
3M Co.	235	34
Abbott Laboratories	758	78
AbbVie, Inc.	752	164
Accenture PLC, Class A	272	54
Adobe, Inc. (e)	182	44
Advanced Micro Devices, Inc. (e)	723	147
AECOM	59	5
Affirm Holdings, Inc. (e)	129	6
Aflac, Inc.	222	24
Agilent Technologies, Inc.	123	14
Air Products & Chemicals, Inc.	97	28
Airbnb, Inc., Class A (e)	190	24
Alexandria Real Estate Equities, Inc. REIT	69	3
Allegion PLC	37	5
Alliant Energy Corp.	111	8
Allstate Corp.	114	24
Alnylam Pharmaceuticals, Inc. (e)	57	19
Alphabet, Inc., Class A	4,672	1,342
Altria Group, Inc.	728	48
Amazon.com, Inc. (e)	4,189	872
Amcor PLC	200	8
Ameren Corp.	117	13
American Electric Power Co., Inc.	230	30
American Express Co.	261	79
American Financial Group, Inc.	29	4
American Homes 4 Rent, Class A REIT	145	4
American International Group, Inc.	242	18
American Tower Corp. REIT	200	35
American Water Works Co., Inc.	83	11
Ameriprise Financial, Inc.	43	19
AMETEK, Inc.	101	22
Amgen, Inc.	229	81
Amphenol Corp., Class A	547	69
Amrize Ltd. (e)	217	12
Analog Devices, Inc.	216	69
Annaly Capital Management, Inc. REIT	281	6
Aon PLC, Class A	88	28
Apollo Global Management, Inc.	208	23
Apple, Inc.	6,611	1,678
Applied Materials, Inc.	349	119
AppLovin Corp., Class A (e)	104	41
Aptiv PLC (e)	98	7
Arch Capital Group Ltd. (e)	163	16
Archer-Daniels-Midland Co.	207	15
ARES Management Corp., Class A	102	11
Arista Networks, Inc. (e)	463	57
Arthur J Gallagher & Co.	112	24
Astera Labs, Inc. (e)	61	7
AT&T, Inc.	3,066	89
Atlassian Corp., Class A (e)	76	5
Atmos Energy Corp.	69	13
Autodesk, Inc. (e)	87	21
Automatic Data Processing, Inc.	180	37
AutoZone, Inc. (e)	7	24
AvalonBay Communities, Inc. REIT	63	10
Avery Dennison Corp.	34	6
Axon Enterprise, Inc. (e)	34	14
Baker Hughes Co.	427	26
Ball Corp.	112	7
Bank of America Corp.	3,238	158
Bank of New York Mellon Corp.	317	38
Baxter International, Inc.	224	4
Becton Dickinson & Co.	125	20
Bentley Systems, Inc., Class B	70	2
Berkshire Hathaway, Inc., Class B (e)	601	288
Best Buy Co., Inc.	89	6
Biogen, Inc. (e)	63	12
Blackrock, Inc.	67	64
Blackstone, Inc.	337	39
Block, Inc., Class A (e)	210	13
Bloom Energy Corp., Class A (e)	105	14
Boeing Co. (e)	345	69
Booking Holdings, Inc.	14	59
Booz Allen Hamilton Holding Corp.	54	4
Boston Scientific Corp. (e)	640	40
Bristol-Myers Squibb Co.	868	53
Broadcom, Inc.	1,975	611

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Broadridge Financial Solutions, Inc.	50	$8
Brown & Brown, Inc.	126	8
Brown-Forman Corp., Class B	77	2
Builders FirstSource, Inc. (e)	49	4
Bunge Global SA	61	8
Burlington Stores, Inc. (e)	28	9
BXP, Inc. REIT	68	4
Cadence Design Systems, Inc. (e)	119	33
Capital One Financial Corp.	297	54
Cardinal Health, Inc.	103	22
Carlisle Cos., Inc.	19	6
Carlyle Group, Inc.	109	5
Carnival Corp.	477	12
Carrier Global Corp.	329	19
Carvana Co. (e)	63	20
Caterpillar, Inc.	209	148
Cavco Industries, Inc. (e)	29	14
Cboe Global Markets, Inc.	44	12
CBRE Group, Inc., Class A (e)	134	18
CDW Corp.	58	7
Cencora, Inc.	79	25
Centene Corp. (e)	2,144	70
CenterPoint Energy, Inc.	283	12
Century Communities, Inc.	97	6
CF Industries Holdings, Inc.	69	9
CH Robinson Worldwide, Inc.	52	9
Champion Homes, Inc. (e)	210	16
Charles Schwab Corp.	778	73
Charter Communications, Inc., Class A (e)	38	8
Cheniere Energy, Inc.	95	27
Chevron Corp.	832	172
Chipotle Mexican Grill, Inc. (e)	601	19
Chubb Ltd.	164	53
Church & Dwight Co., Inc.	105	10
Ciena Corp. (e)	61	24
Cigna Group	611	163
Cincinnati Financial Corp.	69	11
Cintas Corp.	156	26
Cisco Systems, Inc.	1,709	133
Citigroup, Inc.	851	97
Citizens Financial Group, Inc.	202	12
Clorox Co.	53	5
Cloudflare, Inc., Class A (e)	142	29
CME Group, Inc.	156	46
CMS Energy Corp.	129	10
CNH Industrial NV	382	4
Coca-Cola Co.	1,764	134
Cognizant Technology Solutions Corp., Class A	215	13
Coinbase Global, Inc., Class A (e)	92	16
Colgate-Palmolive Co.	331	28
Comcast Corp., Class A	1,596	46
Comfort Systems USA, Inc.	16	22
ConocoPhillips	536	71
Consolidated Edison, Inc.	155	18
Constellation Brands, Inc., Class A	64	10
Constellation Energy Corp.	135	38
Cooper Cos., Inc. (e)	87	6
Copart, Inc. (e)	398	13
Corebridge Financial, Inc.	135	3
CoreWeave, Inc., Class A (e)	93	7
Corning, Inc.	358	49
Corpay, Inc. (e)	30	9
Corteva, Inc.	295	25
CoStar Group, Inc. (e)	187	8
Costco Wholesale Corp.	191	190
Coterra Energy, Inc.	328	12
Credo Technology Group Holding Ltd. (e)	69	6
CRH PLC	299	31
Crowdstrike Holdings, Inc., Class A (e)	115	45
Crown Castle, Inc. REIT	184	15
CSX Corp.	816	34
Cummins, Inc.	61	33
CVS Health Corp.	1,994	143
Danaher Corp.	283	54
Darden Restaurants, Inc.	51	10
Datadog, Inc., Class A (e)	140	17
Deckers Outdoor Corp. (e)	66	7
Deere & Co.	111	63
Dell Technologies, Inc., Class C	117	19
Delta Air Lines, Inc.	76	5
Devon Energy Corp.	259	13
Dexcom, Inc. (e)	173	11
Diamondback Energy, Inc.	80	16
Dick's Sporting Goods, Inc.	30	6
Digital Realty Trust, Inc. REIT	148	27
Docusign, Inc. (e)	90	4
Dollar General Corp.	94	11
Dollar Tree, Inc. (e)	86	9
Dominion Energy, Inc.	374	23
Domino's Pizza, Inc.	14	5
DoorDash, Inc., Class A (e)	169	25
Dover Corp.	61	13
Dow, Inc.	304	13
DR Horton, Inc.	1,154	158
DraftKings, Inc., Class A (e)	197	4
Dream Finders Homes, Inc., Class A (e)	109	2
DTE Energy Co.	90	13
Duke Energy Corp.	334	44
DuPont de Nemours, Inc.	185	8
Dynatrace, Inc. (e)	132	5
Eaton Corp. PLC	172	62
eBay, Inc.	196	18
EchoStar Corp., Class A (e)	63	7
Ecolab, Inc.	111	30
Edison International	167	12

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Edwards Lifesciences Corp. (e)	254	$20
Electronic Arts, Inc.	104	21
Elevance Health, Inc.	559	164
Eli Lilly & Co.	348	320
EMCOR Group, Inc.	20	15
Emerson Electric Co.	252	33
Entegris, Inc.	66	8
Entergy Corp.	193	22
EOG Resources, Inc.	233	34
EQT Corp.	264	17
Equifax, Inc.	54	10
Equinix, Inc. REIT	42	41
Equitable Holdings, Inc.	136	5
Equity LifeStyle Properties, Inc. REIT	80	5
Equity Residential REIT	160	9
Erie Indemnity Co., Class A	11	3
Essential Utilities, Inc.	119	5
Essex Property Trust, Inc. REIT	29	7
Estee Lauder Cos., Inc., Class A	107	8
Everest Group Ltd.	18	6
Evergy, Inc.	99	8
Everpure, Inc., Class A (e)	140	8
Eversource Energy	160	11
Exelon Corp.	431	21
Expand Energy Corp.	101	11
Expedia Group, Inc.	52	12
Expeditors International of Washington, Inc.	59	8
Extra Space Storage, Inc. REIT	91	12
Exxon Mobil Corp.	1,824	309
F5, Inc. (e)	26	8
Fair Isaac Corp. (e)	10	11
Fastenal Co.	495	23
FedEx Corp.	97	35
Ferguson Enterprises, Inc.	87	20
Fidelity National Financial, Inc.	112	5
Fidelity National Information Services, Inc.	229	11
Fifth Third Bancorp	416	19
First Citizens BancShares, Inc., Class A	4	8
First Solar, Inc. (e)	46	9
FirstEnergy Corp.	237	12
Fiserv, Inc. (e)	238	13
Flex Ltd. (e)	164	11
Flutter Entertainment PLC (e)	88	9
Ford Motor Co.	1,737	20
Fortinet, Inc. (e)	288	24
Fortive Corp.	149	8
Fox Corp., Class A	159	9
Freeport-McMoRan, Inc.	638	38
Gaming & Leisure Properties, Inc. REIT	123	5
Garmin Ltd.	72	17
Gartner, Inc. (e)	33	5
GE HealthCare Technologies, Inc.	199	14
GE Vernova, Inc.	121	106
Gen Digital, Inc.	231	4
General Dynamics Corp.	99	34
General Electric Co.	464	132
General Mills, Inc.	230	9
General Motors Co.	425	32
Genuine Parts Co.	60	6
Gilead Sciences, Inc.	522	73
Global Payments, Inc.	107	7
GoDaddy, Inc., Class A (e)	60	5
Goldman Sachs Group, Inc.	143	121
Graco, Inc.	72	6
Green Brick Partners, Inc. (e)	115	7
Halliburton Co.	370	14
Hartford Insurance Group, Inc.	123	17
HCA Healthcare, Inc.	71	34
Healthpeak Properties, Inc. REIT	297	5
HEICO Corp.	52	12
Hershey Co.	64	13
Hewlett Packard Enterprise Co.	557	13
Hilton Worldwide Holdings, Inc.	105	32
Hologic, Inc. (e)	97	7
Home Depot, Inc.	431	142
Honeywell International, Inc.	275	62
Hormel Foods Corp.	127	3
Howmet Aerospace, Inc.	167	38
HP, Inc.	406	8
Hubbell, Inc.	24	12
HubSpot, Inc. (e)	23	6
Humana, Inc.	473	82
Huntington Bancshares, Inc.	930	15
Hyatt Hotels Corp., Class A	19	3
IDEX Corp.	34	6
IDEXX Laboratories, Inc. (e)	35	20
Illinois Tool Works, Inc.	121	31
Illumina, Inc. (e)	65	8
Incyte Corp. (e)	71	7
Ingersoll Rand, Inc.	176	14
Insmed, Inc. (e)	93	15
Installed Building Products, Inc.	86	23
Insulet Corp. (e)	31	7
Intel Corp. (e)	1,980	87
Interactive Brokers Group, Inc., Class A	207	14
Intercontinental Exchange, Inc.	248	39
International Business Machines Corp.	413	100
International Flavors & Fragrances, Inc.	110	8
International Paper Co.	218	8
Intuit, Inc.	119	51
Intuitive Surgical, Inc. (e)	158	73
Invitation Homes, Inc. REIT	252	6
IonQ, Inc. (e)	140	4
IQVIA Holdings, Inc. (e)	72	12
Iron Mountain, Inc. REIT	129	13

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
J.M. Smucker Co.	47	$5
Jabil, Inc.	48	13
Jack Henry & Associates, Inc.	31	5
Jacobs Solutions, Inc.	53	7
JB Hunt Transport Services, Inc.	33	7
Johnson & Johnson	1,032	252
Johnson Controls International PLC	285	37
JPMorgan Chase & Co.	1,242	365
KB Home	245	13
Kenvue, Inc.	834	14
Keurig Dr. Pepper, Inc.	561	15
KeyCorp	433	9
Keysight Technologies, Inc. (e)	76	21
Kimberly-Clark Corp.	144	14
Kimco Realty Corp. REIT	294	7
Kinder Morgan, Inc.	867	29
KKR & Co., Inc.	294	27
KLA Corp.	58	85
Kraft Heinz Co.	385	9
Kroger Co.	269	19
L3Harris Technologies, Inc.	80	28
Labcorp Holdings, Inc.	36	10
Lam Research Corp.	555	119
Las Vegas Sands Corp.	135	7
Leidos Holdings, Inc.	53	8
Lennar Corp., Class A	913	79
Lennox International, Inc.	13	6
LGI Homes, Inc. (e)	77	3
Liberty Media Corp.-Liberty Formula One, Class C (e)	87	7
Linde PLC	202	100
Live Nation Entertainment, Inc. (e)	68	10
Lockheed Martin Corp.	90	54
Loews Corp.	77	8
Lowe's Cos., Inc.	245	58
LPL Financial Holdings, Inc.	37	11
Lululemon Athletica, Inc. (e)	48	7
LyondellBasell Industries NV, Class A	110	9
M&T Bank Corp.	72	15
M/I Homes, Inc. (e)	99	12
Marathon Petroleum Corp.	136	33
Markel Group, Inc. (e)	6	11
Marriott International, Inc., Class A	103	34
Marsh & McLennan Cos., Inc.	214	37
Martin Marietta Materials, Inc.	27	16
Marvell Technology, Inc.	372	37
Masco Corp.	92	6
Mastercard, Inc., Class A	373	186
McCormick & Co., Inc.	109	6
McDonald's Corp.	307	95
McKesson Corp.	54	47
Medtronic PLC	555	48
MercadoLibre, Inc. (e)	20	35
Merck & Co., Inc.	1,057	127
Meritage Homes Corp.	266	16
Meta Platforms, Inc., Class A	969	554
MetLife, Inc.	259	18
Mettler-Toledo International, Inc. (e)	9	11
Microchip Technology, Inc.	240	16
Micron Technology, Inc.	492	166
Microsoft Corp.	3,137	1,161
Mid-America Apartment Communities, Inc. REIT	51	6
Molina Healthcare, Inc. (e)	482	64
Mondelez International, Inc., Class A	550	32
MongoDB, Inc. (e)	37	9
Monolithic Power Systems, Inc.	22	24
Monster Beverage Corp. (e)	320	23
Moody's Corp.	71	31
Motorola Solutions, Inc.	71	31
MSCI, Inc.	34	18
Nasdaq, Inc.	204	17
Natera, Inc. (e)	62	12
NetApp, Inc.	88	9
Netflix, Inc. (e)	1,656	159
Neurocrine Biosciences, Inc. (e)	43	6
Newmont Corp.	467	51
News Corp., Class A	164	4
NextEra Energy, Inc.	893	83
NIKE, Inc., Class B	535	28
NiSource, Inc.	203	9
Nordson Corp.	24	6
Norfolk Southern Corp.	98	28
Northern Trust Corp.	87	12
Northrop Grumman Corp.	58	40
NRG Energy, Inc.	87	13
Nucor Corp.	101	17
Nutanix, Inc., Class A (e)	115	4
NVIDIA Corp.	10,897	1,900
NVR, Inc. (e)	12	79
NXP Semiconductors NV	113	22
Occidental Petroleum Corp.	314	20
Oklo, Inc. (e)	53	3
Okta, Inc. (e)	77	6
Old Dominion Freight Line, Inc.	81	16
Omnicom Group, Inc.	140	11
ON Semiconductor Corp. (e)	184	11
ONEOK, Inc.	277	25
Oracle Corp.	776	114
O'Reilly Automotive, Inc. (e)	363	34
Otis Worldwide Corp.	172	13
PACCAR, Inc.	229	26
Packaging Corp. of America	40	8
Palantir Technologies, Inc., Class A (e)	997	146
Palo Alto Networks, Inc. (e)	420	67
Parker-Hannifin Corp.	56	50

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Paychex, Inc.	142	$13
Paycom Software, Inc.	23	3
PayPal Holdings, Inc.	392	18
Pentair PLC	72	6
PepsiCo, Inc.	591	92
Pfizer, Inc.	2,452	69
PG&E Corp.	956	17
Philip Morris International, Inc.	676	112
Phillips 66	177	32
Pinnacle Financial Partners, Inc.	71	6
Pinterest, Inc., Class A (e)	274	5
PNC Financial Services Group, Inc.	182	38
PPG Industries, Inc.	99	11
PPL Corp.	320	12
Principal Financial Group, Inc.	100	9
Procter & Gamble Co.	1,006	145
Progressive Corp.	255	51
Prologis, Inc. REIT	402	53
Prudential Financial, Inc.	160	16
PTC, Inc. (e)	53	8
Public Service Enterprise Group, Inc.	218	18
Public Storage REIT	68	18
PulteGroup, Inc.	825	97
Qnity Electronics, Inc.	93	11
QUALCOMM, Inc.	477	61
Quanta Services, Inc.	66	36
Quest Diagnostics, Inc.	48	9
Raymond James Financial, Inc.	86	12
Realty Income Corp. REIT	392	24
Reddit, Inc., Class A (e)	46	6
Regency Centers Corp. REIT	75	6
Regeneron Pharmaceuticals, Inc.	45	35
Regions Financial Corp.	412	11
Reliance, Inc.	23	7
Republic Services, Inc.	94	21
ResMed, Inc.	64	14
Rivian Automotive, Inc., Class A (e)	349	5
Robinhood Markets, Inc., Class A (e)	338	23
ROBLOX Corp., Class A (e)	261	15
Rocket Cos., Inc., Class A (e)	392	6
Rocket Lab Corp. (e)	210	13
Rockwell Automation, Inc.	50	18
Rollins, Inc.	126	7
Roper Technologies, Inc.	47	17
Ross Stores, Inc.	142	31
Royal Caribbean Cruises Ltd.	115	32
Royalty Pharma PLC, Class A	176	8
RPM International, Inc.	56	6
RTX Corp.	577	111
S&P Global, Inc.	135	57
Salesforce, Inc.	425	79
Samsara, Inc., Class A (e)	155	5
SBA Communications Corp. REIT	46	8
Seagate Technology Holdings PLC	93	36
Sempra	282	27
ServiceNow, Inc. (e)	461	48
Sherwin-Williams Co.	103	33
Simon Property Group, Inc. REIT	141	26
SLB Ltd.	654	34
Smurfit Westrock PLC	226	9
Snap, Inc., Class A (e)	483	2
Snap-on, Inc.	23	8
Snowflake, Inc., Class A (e)	148	22
SoFi Technologies, Inc. (e)	566	9
Solventum Corp. (e)	70	5
Southern Co.	473	46
SS&C Technologies Holdings, Inc.	96	6
Starbucks Corp.	496	44
State Street Corp.	129	16
Steel Dynamics, Inc.	61	11
STERIS PLC	43	10
Strategy, Inc., Class A (e)	118	15
Stryker Corp.	149	49
Sun Communities, Inc. REIT	54	7
Super Micro Computer, Inc. (e)	232	5
Synchrony Financial	174	12
Synopsys, Inc. (e)	84	33
Sysco Corp.	205	15
T. Rowe Price Group, Inc.	98	9
Take-Two Interactive Software, Inc. (e)	81	16
Tapestry, Inc.	94	13
Targa Resources Corp.	93	23
Target Corp.	201	24
Taylor Morrison Home Corp. (e)	367	21
TE Connectivity PLC	132	28
Teledyne Technologies, Inc. (e)	21	13
Teradyne, Inc.	74	22
Tesla, Inc. (e)	1,259	468
Texas Instruments, Inc.	404	78
Texas Pacific Land Corp.	25	12
Textron, Inc.	78	7
Thermo Fisher Scientific, Inc.	166	82
TJX Cos., Inc.	481	77
T-Mobile U.S., Inc.	218	46
Toast, Inc., Class A (e)	203	5
Toll Brothers, Inc.	359	49
TopBuild Corp. (e)	105	37
Tractor Supply Co.	229	10
Trade Desk, Inc., Class A (e)	194	4
Tradeweb Markets, Inc., Class A	50	6
Trane Technologies PLC	97	40
TransDigm Group, Inc.	25	29
TransUnion	85	6
Travelers Cos., Inc.	97	28
Tri Pointe Homes, Inc. (e)	323	15

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Trimble, Inc. (e)	106	$7
Truist Financial Corp.	590	27
Twilio, Inc., Class A (e)	67	8
Tyler Technologies, Inc. (e)	19	7
Tyson Foods, Inc., Class A	123	8
U.S. Bancorp	716	37
Uber Technologies, Inc. (e)	854	61
UDR, Inc. REIT	139	5
Ulta Beauty, Inc. (e)	20	10
Union Pacific Corp.	260	63
United Airlines Holdings, Inc. (e)	39	4
United Parcel Service, Inc., Class B	322	32
United Rentals, Inc.	29	21
United Therapeutics Corp. (e)	19	11
UnitedHealth Group, Inc.	855	231
Universal Health Services, Inc., Class B	24	4
Valero Energy Corp.	136	34
Veeva Systems, Inc., Class A (e)	68	12
Ventas, Inc. REIT	197	16
Veralto Corp.	110	10
VeriSign, Inc.	36	9
Verisk Analytics, Inc.	59	11
Verizon Communications, Inc.	1,804	91
Vertex Pharmaceuticals, Inc. (e)	108	48
Vertiv Holdings Co., Class A	166	42
VICI Properties, Inc. REIT	458	13
Visa, Inc., Class A	740	224
Vistra Corp.	151	23
Vulcan Materials Co.	58	16
W.R. Berkley Corp.	132	9
Walmart, Inc.	1,865	232
Walt Disney Co.	786	76
Warner Bros Discovery, Inc. (e)	1,048	29
Waste Connections, Inc.	111	18
Waste Management, Inc.	172	40
Waters Corp. (e)	44	13
Watsco, Inc.	15	5
WEC Energy Group, Inc.	139	16
Wells Fargo & Co.	1,488	118
Welltower, Inc. REIT	289	57
West Pharmaceutical Services, Inc.	31	8
Western Digital Corp.	150	41
Westinghouse Air Brake Technologies Corp.	75	19
Weyerhaeuser Co. REIT	316	8
Williams Cos., Inc.	531	39
Williams-Sonoma, Inc.	55	10
Willis Towers Watson PLC	43	13
Workday, Inc., Class A (e)	99	13
WP Carey, Inc. REIT	94	6
WW Grainger, Inc.	19	21
Xcel Energy, Inc.	257	20
Xylem, Inc.	109	13
Yum! Brands, Inc.	119	19
Zebra Technologies Corp., Class A (e)	23	5
Zillow Group, Inc., Class C (e)	75	3
Zimmer Biomet Holdings, Inc.	87	8
Zoetis, Inc.	190	22
Zoom Communications, Inc., Class A (e)	112	9
Zscaler, Inc. (e)	52	7
		26,181
Total Common Stocks (Cost $25,491)		35,792

	No. of Rights
Rights (0.0%)‡
Italy (0.0%)‡
Telecom Italia SpA, expires 4/30/26 (e)	6,474	—@

Singapore (0.0%)‡
CapitaLand Ascendas REIT, expires 4/15/26 (e)	59	—@

United States (0.0%)‡
Abiomed, Inc., CVR expires 12/22/28 (e)(f)(g)	14	—@
Total Rights (Cost $—@)		—@

No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (e)(f) (Cost $—)	16	—

	Shares
Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (h) (Cost $3,975)	3,974,945	3,975
Total Investments (97.7%) (Cost $65,649) (i)(j)(k)		74,829
Other Assets in Excess of Liabilities (2.3%)		1,787
Net Assets (100.0%)		$76,616

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(g)	Total market value of the restricted security amounts to less than $500, which represents less than 0.05% of the net assets of the Fund as of March 31, 2026.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.
(i)	The approximate fair value and percentage of net assets, $7,971,000 and 10.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,212,000 and the aggregate gross unrealized depreciation is approximately $4,757,000, resulting in net unrealized appreciation of approximately $8,455,000.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
CVR	Contingent Value Rights.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following Foreign Currency Forward Exchange Contracts open at March 31, 2026

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$39		CAD	52		6/17/26	$(1)
Bank of America NA	CNH	738			$108		6/17/26	(—	@)
Bank of America NA		$5		ILS	15		6/17/26	(—	@)
Barclays Bank PLC	DKK	16			$2		6/17/26	(—	@)
Barclays Bank PLC	EUR	2,878			$3,332		6/17/26	(6)
Barclays Bank PLC	JPY	924			$6		6/17/26	—	@
Barclays Bank PLC	MYR	299			$77		6/18/26	2
Barclays Bank PLC	MYR	75			$19		6/18/26	1
Barclays Bank PLC	NOK	7			$1		6/17/26	(—	@)
Barclays Bank PLC	TRY	1,826			$34		4/6/26	(7)
Barclays Bank PLC	TRY	4,138			$77		4/6/26	(16)
Barclays Bank PLC	TRY	17,516			$334		4/6/26	(58)
Barclays Bank PLC	TRY	2,272			$44		4/6/26	(7)
Barclays Bank PLC		$1		CAD	2		6/17/26	(—	@)
Barclays Bank PLC		$—	@	CNH	3		6/17/26	(—	@)
Barclays Bank PLC		$2		ILS	7		6/17/26	(—	@)
Barclays Bank PLC		$—	@	MXN	—	@	6/17/26	(—	@)
Barclays Bank PLC		$28		RON	122		6/17/26	(—	@)
Barclays Bank PLC		$75		SEK	685		6/17/26	(2)
Barclays Bank PLC		$—	@	SGD	—	@	6/17/26	(—	@)
Barclays Bank PLC		$297		TRY	17,232		4/6/26	89
BNP Paribas SA	AUD	1,650			$1,182		6/17/26	44
BNP Paribas SA	AUD	32			$23		6/17/26	1
BNP Paribas SA	CHF	35			$44		6/17/26	1
BNP Paribas SA	CNH	1,074			$157		6/17/26	(—	@)
BNP Paribas SA	COP	2,678			$1		6/17/26	(—	@)
BNP Paribas SA	DKK	65			$10		6/17/26	(—	@)
BNP Paribas SA	GBP	6			$8		6/17/26	—	@
BNP Paribas SA	JPY	6,210			$39		6/17/26	(—	@)
BNP Paribas SA	MXN	1,420			$80		6/17/26	1
BNP Paribas SA	SEK	78			$8		6/17/26	—	@
BNP Paribas SA	TWD	246			$8		6/17/26	(—	@)
BNP Paribas SA		$54		CHF	42		6/17/26	(1)
BNP Paribas SA		$15		CLP	13,453		6/17/26	(1)
BNP Paribas SA		$10		HKD	78		6/17/26	(—	@)
BNP Paribas SA		$73		JPY	11,577		6/17/26	—	@
BNP Paribas SA		$301		KRW	440,506		6/17/26	(12)
BNP Paribas SA		$—	@	MXN	4		6/17/26	(—	@)
BNP Paribas SA	ZAR	11			$1		6/17/26	—	@
Citibank NA	CAD	80			$59		6/17/26	1
Citibank NA	EUR	64			$74		6/17/26	(—	@)
Citibank NA		$8		CZK	168		6/17/26	—	@
Citibank NA		$16		ILS	51		6/17/26	(—	@)
Citibank NA		$20		PEN	67		6/17/26	(—	@)
Deutsche Bank AG		$298		AUD	421		6/17/26	(8)
Goldman Sachs International	AUD	7			$5		6/17/26	—	@
Goldman Sachs International	BRL	270			$51		6/17/26	—	@
Goldman Sachs International	BRL	154			$29		6/17/26	(—	@)
Goldman Sachs International	CHF	49			$62		6/17/26	1

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	DKK	6		$1	6/17/26	$	(—	@)
Goldman Sachs International	EUR	280		$325	4/28/26		1
Goldman Sachs International	EUR	285		$329	4/28/26		(1)
Goldman Sachs International	EUR	686		$791	6/17/26		(4)
Goldman Sachs International	GBP	34		$46	6/17/26		—	@
Goldman Sachs International	JPY	44,709		$325	4/28/26		42
Goldman Sachs International	JPY	45,762		$328	4/28/26		39
Goldman Sachs International	KRW	142,136		$97	6/17/26		4
Goldman Sachs International	MYR	38		$10	6/18/26		—	@
Goldman Sachs International	THB	107,296		$3,285	4/28/26		25
Goldman Sachs International	THB	293		$9	6/17/26		—	@
Goldman Sachs International	TRY	1,943		$35	4/6/26		(8)
Goldman Sachs International	TRY	49,955		$997	4/6/26		(122)
Goldman Sachs International	TRY	30,175		$506	1/25/27		1
Goldman Sachs International	TRY	28,393		$468	1/25/27		(8)
Goldman Sachs International		$76	CAD	103	6/17/26		(1)
Goldman Sachs International		$191	CNH	1,309	6/17/26		(—	@)
Goldman Sachs International		$750	CNY	5,126	6/17/26		(4)
Goldman Sachs International		$657	EUR	565	4/28/26		(4)
Goldman Sachs International		$15	IDR	259,533	6/17/26		(—	@)
Goldman Sachs International		$659	JPY	90,471	4/28/26		(88)
Goldman Sachs International		$39	PLN	142	6/17/26		(—	@)
Goldman Sachs International		$1,703	THB	54,034	4/28/26		(61)
Goldman Sachs International		$1,666	THB	53,262	4/28/26		(48)
Goldman Sachs International		$320	TRY	18,398	4/6/26		93
Goldman Sachs International		$309	TRY	16,846	4/6/26		68
Goldman Sachs International		$379	TRY	21,090	4/6/26		94
Goldman Sachs International		$72	TRY	4,084	4/6/26		19
Goldman Sachs International		$968	TRY	58,568	1/25/27		12
HSBC Bank PLC		$463	EUR	400	6/17/26		1
JPMorgan Chase Bank NA	CNH	216		$31	6/17/26		(—	@)
JPMorgan Chase Bank NA	DKK	154		$24	6/17/26		—	@
JPMorgan Chase Bank NA	DKK	26		$4	6/17/26		(—	@)
JPMorgan Chase Bank NA	EUR	48		$56	6/17/26		(—	@)
JPMorgan Chase Bank NA	GBP	65		$87	6/17/26		—	@
JPMorgan Chase Bank NA	NZD	28		$16	6/17/26		—	@
JPMorgan Chase Bank NA	SEK	38		$4	6/17/26		—	@
JPMorgan Chase Bank NA		$265	CAD	358	6/17/26		(7)
JPMorgan Chase Bank NA		$15	CAD	20	6/17/26		(—	@)
JPMorgan Chase Bank NA		$19	ILS	60	6/17/26		(—	@)
JPMorgan Chase Bank NA		$14	INR	1,281	6/17/26		(—	@)
JPMorgan Chase Bank NA		$7	MXN	120	6/17/26		(—	@)
JPMorgan Chase Bank NA		$10	PLN	36	6/17/26		—	@
JPMorgan Chase Bank NA		$2	SGD	2	6/17/26		(—	@)
JPMorgan Chase Bank NA	ZAR	29		$2	6/17/26		—	@
Royal Bank of Canada	EUR	13		$15	6/17/26		(—	@)
Royal Bank of Canada		$17	NOK	161	6/17/26		(—	@)
Standard Chartered Bank	THB	2,026		$64	6/17/26		2
Standard Chartered Bank		$106	JPY	16,689	6/17/26		(—	@)
UBS AG	EUR	304		$353	6/17/26		(—	@)

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	IDR	130,179			$8	6/17/26	$—	@
UBS AG	JPY	6,100			$39	6/17/26	(—	@)
UBS AG	NOK	22			$2	6/17/26	(—	@)
UBS AG	SGD	15			$12	6/17/26	—	@
UBS AG		$31		AUD	45	6/17/26	—	@
UBS AG		$9		CAD	12	6/17/26	(—	@)
UBS AG		$114		CHF	91	6/17/26	—	@
UBS AG		$1		HUF	419	6/17/26	—	@
UBS AG		$—	@	MXN	2	6/17/26	(—	@)
UBS AG		$6		NZD	10	6/17/26	(—	@)
UBS AG		$1		TRY	62	6/17/26	(—	@)
Westpac Banking Corp.		$116		CNH	790	6/17/26	(—	@)
							$67

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2026:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Buxl 30 yr. Bond Index (Germany)	1	Jun-26	EUR	100		$127	$(3)
German Euro-Schatz Index (Germany)	4	Jun-26		400		489	(5)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Jun-26	KRW	500,000		354	(5)
Montreal Exchange 2 yr. Canadian Bond Index (Canada)	1	Jun-26	CAD	100		76	—
S&P 500 E Mini Index (United States)	4	Jun-26		$—	@	1,314	(37)
U.S. Treasury 2 yr. Note (United States)	20	Jun-26		4,000		4,149	(20)
U.S. Treasury 5 yr. Note (United States)	3	Jun-26		300		325	(1)
U.S. Treasury 10 yr. Note (United States)	39	Jun-26		3,900		4,331	37
U.S. Treasury Long Bond (United States)	5	Jun-26		500		569	(15)
Ultra U.S. Treasury Bond (United States)	5	Jun-26		500		583	(19)
Short:
Eurex MSCI Japan Index (United States)	7	Jun-26		(—	@)	(778)	15
Euro Stoxx 50 Index (Germany)	5	Jun-26	EUR	(—	@)	(318)	12
French Government Bond Index (Germany)	1	Jun-26		(100)		(137)	5
FTSE 100 Index (United Kingdom)	1	Jun-26	GBP	(—	@)	(135)	3
German Euro-Bobl Index (Germany)	13	Jun-26	EUR	(1,300)		(1,734)	34
German Euro-Bund Index (Germany)	2	Jun-26		(200)		(290)	8
MSCI Canada Index (United States)	12	Jun-26	$	(—	@)	(2,097)	71
MSCI Emerging Market Index (United States)	2	Jun-26		(—	@)	(145)	4
MSCI Europe Index (Germany)	42	Jun-26	EUR	(4)		(1,936)	63
MSCI USA Index (United States)	7	Jun-26	$	(—	@)	(2,100)	95
SFE 3 yr. Australian Bond Index (Australia)	9	Jun-26	AUD	(900)		(644)	2
SFE 10 yr. Australian Bond Index (Australia)	1	Jun-26		(100)		(74)	— @
U.S. Treasury 10 yr. Ultra Note (United States)	3	Jun-26		$(300)		(341)	5
							$249

@ Value is less than $500.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2026:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.22%	Quarterly	9/30/26		$11,850	$87	$—	$87
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.24%	Quarterly	9/30/26		3,227	29	—	29
Barclays Bank PLC	Bloomberg Global-Aggregate Total Return Index Value Hedged USD Index	Receive	SOFR - 0.26%	Quarterly	3/31/27		7,570	(1)	—	(1)
Barclays Bank PLC	Bloomberg U.S. MBS Index Total Return Value Unhedged USD Index	Pay	SOFR + 0.45%	Quarterly	10/1/26		2,236	12	—	12
Barclays Bank PLC	Bloomberg US Mortgage-Backed Securities Total Return Index	Pay	SOFR + 0.53%	Quarterly	10/1/26		2,434	(17)	—	(17)
BNP Paribas SA	Bloomberg US Mortgage-Backed Securities Total Return Index	Pay	SOFR + 3.77%	Quarterly	9/20/26		1,668	3	—	3
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		766	24	—	24
BNP Paribas SA	BNP EU Utilities Index††	Pay	SOFR + 0.02%	Quarterly	8/6/26		877	(14)	—	(14)
BNP Paribas SA	iBoxx EUR Liquid High Yield Index	Pay	3 Month EURIBOR + 2.04%	Quarterly	9/20/26	EUR	721	(20)	—	(20)
BNP Paribas SA	Japanese Bank Index	Pay	SOFR + 0.25%	Quarterly	7/30/26		$766	(37)	—	(37)
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.45%	Quarterly	10/2/26		375	(32)	—	(32)
BNP Paribas SA	MSCI Total Return Net USA Index	Pay	SOFR + 0.31%	Quarterly	12/21/26		1,907	(84)	—	(84)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.40%	Quarterly	1/28/27		5,773	(453)	—	(453)
JPMorgan Chase Bank NA	AI Defense Index††	Pay	SOFR + 0.45%	Quarterly	12/21/26		2,303	(192)	—	(192)
JPMorgan Chase Bank NA	iBoxx USD Liquid High Yield Index	Pay	SOFR + 0.00%	Quarterly	9/20/26		3,372	(53)	—	(53)
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.70%	Quarterly	10/1/26		827	(8)	—	(8)
JPMorgan Chase Bank NA	J.P. Morgan EMBI Global Core Index	Pay	SOFR + 0.83%	Quarterly	10/1/26		3,626	(31)	—	(31)
JPMorgan Chase Bank NA	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.23%	Quarterly	6/22/26		888	46	—	46
JPMorgan Chase Bank NA	S&P 1000 Total Return Index	Pay	SOFR + 0.20%	Quarterly	6/23/26		625	8	—	8
JPMorgan Chase Bank NA	S&P Reduced Tech Index	Receive	SOFR + 0.43%	Quarterly	6/23/26		630	14	—	14
JPMorgan Chase Bank NA	U.S. Policy Index††	Pay	SOFR + 0.38%	Quarterly	12/21/26		919	(4)	—	(4)
JPMorgan Chase Bank NA	U.S. Regional Banks Index	Pay	SOFR - 0.05%	Quarterly	12/21/26		503	22	—	22
UBS AG	EU Banks Index††	Pay	SOFR - 0.01%	Quarterly	6/23/26		1,167	(36)	—	(36)
UBS AG	German Stimulus Index††	Pay	SOFR + 0.30%	Quarterly	6/23/26		1,929	(66)	—	(66)
UBS AG	MSCI Daily Total Return Net Australia USD Index	Receive	SOFR + 0.20%	Quarterly	4/10/26		316	(9)	—	(9)
UBS AG	MSCI Japan Net Total Return USD	Pay	SOFR + 0.30%	Quarterly	2/10/27		2,506	(179)	—	(179)
UBS AG	MSCI Total Return Net Europe Index	Receive	SOFR + 0.13%	Quarterly	6/23/26		2,970	97	—	97
UBS AG	MSCI Total Return Net Europe Index	Receive	SOFR + 0.13%	Quarterly	6/23/26		699	23	—	23
UBS AG	MSCI USA Index	Pay	SOFR + 0.78%	Quarterly	10/23/26		3,511	(222)	—	(222)
UBS AG	MSCI World Net Total Return USD Index	Receive	SOFR + 0.22%	Quarterly	6/23/26		1,409	28	—	28
UBS AG	MSCI World Net Total Return USD Index	Receive	SOFR + 0.16%	Quarterly	4/10/26		431	24	—	24
								$(1,041)	$—	$(1,041)

†† See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP EU Utilities Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Utilities Index
Acciona SA	36	$9	0.01%
BKW AG	31	6	0.01
Centrica PLC	6,855	19	0.03
E.ON SE	3,265	71	0.09
EDP Renovaveis SA	459	7	0.01
EDP SA	4,575	24	0.03
Elia Group SA	63	10	0.01
Endesa SA	463	19	0.03
Enel SpA	11,836	128	0.17
Engie SA	2,658	85	0.11
Fortum OYJ	653	16	0.02
Iberdrola SA	9,360	213	0.28
National Grid PLC	7,217	121	0.16
Naturgy Energy Group SA	353	11	0.01
Orsted A/S	769	19	0.02
Redeia Corp SA	588	10	0.01
RWE AG	919	61	0.08
Severn Trent PLC	395	16	0.02
Snam SpA	2,928	22	0.03
SSE PLC	1,755	60	0.08
Terna-Rete Elettrica Naziona	2,045	23	0.03
United Utilities Group PLC	990	17	0.02
Veolia Environnement	917	35	0.05
Verbund AG	98	7	0.01

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with AI Defense Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
AI Defense Index
Aerovironment, Inc.	460	$84	0.11%
BAE Systems PLC	29,325	853	1.11
Bigbear.AI Holdings, Inc.	22,395	79	0.10
Blacksky Technology, Inc.	7,407	186	0.24
C3.AI, Inc. - Class A	8,452	71	0.09
CACI International, Inc. - Class A	290	158	0.21
Chemring Group PLC	18,367	123	0.16
Cohort PLC	7,578	122	0.16
Droneshield Ltd.	47,233	124	0.16
Elbit Systems Ltd.	488	414	0.54
Electro Optic Systems Holdings, Inc.	21,536	119	0.16
Hensoldt AG	1,124	98	0.13
Huntington Ingalls Industries, Inc.	505	192	0.25
IPG Photonics Corp.	1,833	210	0.27
Karman Holdings, Inc.	2,047	164	0.21
Kratos Defense & Security	1,586	112	0.15
L3Harris Technologies, Inc.	1,876	647	0.85
Leidos Holdings, Inc.	1,362	212	0.28
Leonardo DRS, Inc.	3,234	144	0.19
Leonardo SpA	5,900	395	0.52
Lockheed Martin Corp.	1,736	1,049	1.37
Mercury Systems, Inc.	1,888	138	0.18
Next Vision Stabilized Systems, Ltd.	3,095	300	0.39
Nlight, Inc.	4,885	278	0.36
Northrop Grumman Corp.	1,417	967	1.26
Ondas, Inc.	19,159	173	0.23
Palantir Technologies, Inc. - Class A	3,244	474	0.62
Parsons Corp.	1,751	95	0.12
Red Cat Holdings, Inc.	14,874	195	0.25
Rheinmetall AG	374	623	0.81
RTX Corp.	5,185	1,000	1.31
Saab AB - Series B	5,657	368	0.48
Science Applications International corp.	1,439	137	0.18
Teledyne Technologies, Inc.	488	295	0.39
Thales SA	1,936	563	0.74
TTM Technologies	2,587	252	0.33

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with U.S. Policy Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
U.S. Policy Index
Air Products & Chemicals, Inc.	1,449	$421	0.55%
ATS Corp.	3,792	107	0.14
Carrier Global Corp.	5,810	327	0.43
Caterpillar, Inc.	1,057	749	0.98
Circle Internet Group, Inc.	661	63	0.08
Cognex Corp.	2,245	110	0.14
Coinbase Global, Inc. - Class A	353	62	0.08
Cummins, Inc.	819	441	0.58
Donaldson Co., Inc.	1,229	104	0.14
Dover Corp.	942	196	0.26
Eagle Materials, Inc.	446	85	0.11
Eaton Corp. PLC	1,331	476	0.62
Emcor Group, Inc.	279	206	0.27
Emerson Electric Co.	3,556	466	0.61
Fastenal Co.	7,019	326	0.43
Fortive Corp.	2,205	122	0.16
GE Vernova, Inc.	420	367	0.48
Honeywell International, Inc.	2,267	512	0.67
Hubbell, Inc.	351	172	0.22
Ingersoll-Rand, Inc.	2,430	195	0.25
Jacobs Solutions, Inc.	723	92	0.12
Johnson Controls Internation	3,917	513	0.67
Kennametal, Inc.	4,871	176	0.23
Lincoln Electric Holdings, Inc.	420	105	0.14
Linde PLC	1,028	510	0.67
Martin Marietta Materials	377	222	0.29
Mirion Technologies, Inc.	4,791	89	0.12
Nvent Electric PLC	1,039	123	0.16
Parker Hannifin Corp.	654	586	0.76
Quanta Services, Inc.	854	469	0.61
Repligen Corp.	745	88	0.11
Rockwell Automation, Inc.	675	242	0.32
Sempra	3,618	352	0.46
Solstice Adv Materials, Inc.	575	44	0.06
Terex Corp.	2,039	121	0.16
Timken Co.	1,323	133	0.17
Trane Technologies PLC	1,173	489	0.64
United Rentals, Inc.	411	300	0.39
Vulcan Materials Co.	782	213	0.28
WW Grainger, Inc.	317	346	0.45

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with EU Banks Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
EU Banks Index
ABN AMRO Bank NV - CVA	3,707	$116	0.15%
AIB Group PLC	12,940	135	0.18
Alpha Bank SA	32,410	119	0.15
Banca Generali SpA	370	22	0.03
Banca Monte Dei Paschi Siena	14,394	123	0.16
Banco Bilbao Vizcaya Argenta	36,468	768	1.00
Banco BPM SpA	8,115	111	0.14
Banco Comercial Portugues - Class R	57,716	55	0.07
Banco De Sabadell SA	37,237	131	0.17
Banco Santander SA	88,469	969	1.26
Bank Of Ireland Group PLC	5,458	97	0.13
Bankinter SA	4,488	69	0.09
Bawag Group AG	472	71	0.09
BNP Paribas	13,988	1,307	1.71
Bper Banca SpA	8,244	106	0.14
Caixabank SA	21,940	257	0.34
Commerzbank AG	4,975	177	0.23
Credit Agricole SA	16,230	298	0.39
Deutsche Bank AG - Registered	13,933	404	0.53
Erste Group Bank AG	1,798	192	0.25
Eurobank SA	51,076	201	0.26
Finecobank SpA	4,223	92	0.12
ING Groep NV	18,996	485	0.63
Intesa Sanpaolo	103,164	614	0.80
Kbc Ancora	231	19	0.02
Kbc Group NV	1,411	170	0.22
National Bank of Greece	12,718	194	0.25
Nordea Bank Abp	21,101	357	0.47
Piraeus Bank SA	17,492	141	0.18
Raiffeisen Bank International AG	719	30	0.04
Societe Generale SA	9,371	668	0.87
Unicaja Banco SA	7,060	21	0.03
Unicredit SpA	9,956	699	0.91

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments  (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with German Stimulus Index as of March 31, 2026:

Security Description	Shares	Value (000)	Percentage of Net Assets
German Stimulus Index
ABB Ltd. - Reg	9,864	$779	1.02%
Alstom SA	12,110	339	0.44
Atlas Copco AB - A Shares	35,728	613	0.80
Bilfinger SE	2,433	275	0.36
Buzzi SpA	5,543	276	0.36
E.ON SE	28,389	621	0.81
Gea Group AG	4,215	298	0.39
Geberit AG - Reg	532	354	0.46
Georg Fischer AG - Reg	3,590	181	0.24
Heidelberg Materials AG	2,335	481	0.63
Holcim Ltd.	6,379	517	0.67
Kingspan Group PLC	3,933	327	0.43
Kion Group AG	4,299	221	0.29
Knorr-Bremse AG	3,656	410	0.54
Nordex SE	10,639	559	0.73
Rockwool A/S - B Shares	6,933	189	0.25
Siemens AG - Reg	2,649	629	0.82
Siemens Energy AG	6,160	1,011	1.32
Spie SA	5,507	272	0.36
Ssab AB - B Shares	44,818	346	0.45
Thyssenkrupp AG	21,021	180	0.23
Tkms Ag& Co KGaA	1,038	94	0.12
United Internet AG - Reg	8,401	267	0.35
Volvo AB - B Shares	19,660	632	0.83

CVA		Certificaten Van Aandelen.
EUR		Euro
EURIBOR		Euro Interbank Offered Rate.
FTSE		Financial Times Stock Exchange.
KFE		Korean Futures Exchange.
MSCI		Morgan Stanley Capital International.
SFE		Sydney Futures Exchange.
SOFR		Secured Overnight Financing Rate.
EUR	—	Euro
GBP	—	British Pound
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MYR	—	Malaysian Ringgit
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
NOK	—	Norwegian Krone
PLN	—	Polish Zloty
SGD	—	Singapore Dollar
SEK	—	Swedish Krona
CHF	—	Swiss Franc
THB	—	Thai Baht
KRW	—	South Korean Won

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	47.8%
Sovereign	24.5
Other*	7.9
Corporate Bonds	7.6
U.S. Treasury Securities	6.9
Short-Term Investment	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open futures contracts with a value of approximately $23,046,000 and net unrealized appreciation of approximately $249,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $67,000. Also does not include open swap agreements with net unrealized depreciation of approximately $1,041.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

	Shares	Value (000)
Common Stocks (89.2%)
Automobiles (9.8%)
Tesla, Inc. (a)	135,940	$50,536

Biotechnology (4.6%)
Roivant Sciences Ltd. (a)	856,475	23,724

Broadline Retail (1.6%)
MercadoLibre, Inc. (a)	4,759	8,228

Capital Markets (0.4%)
Coinbase Global, Inc., Class A (a)	12,859	2,245

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (6.4%)
ROBLOX Corp., Class A (a)	421,538	23,842
Spotify Technology SA (Sweden) (a)	19,076	9,250
		33,092
Financial Services (6.9%)
Affirm Holdings, Inc. (a)	512,643	23,489
Federal National Mortgage Association (a)	1,679,430	12,193
		35,682
Health Care Equipment & Supplies (4.0%)
Medline, Inc., Class A (a)	459,376	20,442

Hotels, Restaurants & Leisure (3.4%)
DoorDash, Inc., Class A (a)	116,348	17,470

Information Technology Services (19.7%)
Cloudflare, Inc., Class A (a)	351,050	72,436
Shopify, Inc., Class A (Canada) (a)	185,073	21,953
Snowflake, Inc., Class A (a)	48,168	7,265
		101,654
Pharmaceuticals (7.9%)
Royalty Pharma PLC, Class A	845,182	40,543

Real Estate Management & Development (0.7%)
Opendoor Technologies, Inc. (a)	709,252	3,319

Software (15.8%)
AppLovin Corp., Class A (a)	75,053	29,871
Aurora Innovation, Inc. (a)	3,919,165	16,147
BitMine Immersion Technologies, Inc.	196,894	3,895
Circle Internet Group, Inc. (a)	54,012	5,153
Palantir Technologies, Inc., Class A (a)	53,724	7,859
Strategy, Inc., Class A (a)	148,517	18,535
		81,460
Tech Hardware, Storage & Peripherals (2.3%)
IonQ, Inc. (a)	410,746	11,842

Trading Companies & Distributors (5.7%)
QXO, Inc. (a)	1,513,727	29,397
Total Common Stocks (Cost $344,996)		459,634

Preferred Stocks (5.0%)
Financial Services (0.4%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,944

Software (4.6%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $8,310; acquired 8/31/21)	113,088	18,372
Databricks, Inc., Series I (a)(b)(c) (acquisition cost — $2,242; acquired 9/15/23)	30,506	4,956
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	315
		23,643
Total Preferred Stocks (Cost $13,231)		25,587

Investment Company (2.0%)
iShares Bitcoin Trust ETF (a) (Cost $10,616)	274,353	10,541

Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 3.52% (d) (Cost $20,435)	20,435,328	20,435
Total Investments Excluding Purchased Options (100.2%) (Cost $389,278)		516,197
Total Purchased Options Outstanding (0.1%) (Cost $3,267)		530
Total Investments (100.3%) (Cost $392,545) (e)(f)		516,727
Liabilities in Excess of Other Assets (–0.3%)		(1,430)
Net Assets (100.0%)		$515,297

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2026 amounts to approximately $25,587,000 and represents 5.0% of net assets.
(c)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended March 31, 2026, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Fund.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund’s Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the three months ended March 31, 2026, the Fund did not engage in any cross-trade transactions.
(f)	At March 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $164,683,000 and the aggregate gross unrealized depreciation is approximately $40,501,000, resulting in net unrealized appreciation of approximately $124,182,000.
ETF	Exchange Traded Fund.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report – March 31, 2026 (unaudited)

Consolidated Portfolio of Investments (cont’d)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2026:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Barclays Bank PLC	USD/CNH	CNH 7.20	Feb–27	214,380,841	$214,381	$343		$563	$(220)
Standard Chartered Bank	USD/CNH	CNH 7.32	Dec–26	229,095,347	229,095	172		649	(477)
Standard Chartered Bank	USD/CNH	CNH 7.58	Aug–26	245,535,660	245,536	15		804	(789)
Goldman Sachs & Co. LLC	USD/CNH	CNH 7.71	May–26	169,787,952	169,788	—	@	707	(707)
Standard Chartered Bank	USD/CNH	CNH 7.90	Apr–26	112,218,546	112,219	—	@	544	(544)
						$530		$3,267	$(2,737)

@	Value is less than $500.

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.9%
Software	20.4
Information Technology Services	19.7
Automobiles	9.8
Pharmaceuticals	7.8
Financial Services	7.3
Entertainment	6.4
Trading Companies & Distributors	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain senior loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted Quoted prices (000)		Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks	$150,313	(1)	$—	$—	$150,313
Preferred Stocks
Software	—		—	7,461	7,461
Investment Company	4,036		—	—	4,036
Warrants	12		—	—	12
Call Options Purchased	—		174	—	174
Short-Term Investments
Investment Company	12,489		—	—	12,489
Repurchase Agreements	—		421	—	421
Total Short-Term Investments	12,489		421	—	12,910
Total Assets	$166,850		$595	$7,461	$174,906

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$8,448
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(987)
Realized gains (losses)	—
Ending Balance	$7,461
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$(987)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of March 31, 2026:

	Fair Value at March 31, 2026 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stocks	$7,461	Market Transaction Method	Precedent Transaction	$190.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	11.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	17.9x	Increase
			Discount for Lack of Marketability	18.0%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Corporate Bonds	$—	$21,163	$—	$21,163
Sovereign	—	77,753	—	77,753
Senior Loan Interests	—	6,840	—	6,840
Total Fixed Income Securities	—	105,756	—	105,756
Common Stocks
Real Estate Management & Development	—	7	—	7
Warrants	—	8	—	8
Short-Term Investments
U.S. Treasury Security	—	308	—	308
Investment Company	4,699	—	—	4,699
Total Short-Term Investments	4,699	308	—	5,007
Foreign Currency Forward Exchange Contracts	—	95	—	95
Futures Contracts	258	—	—	258
Credit Default Swap Agreements	—	81	—	81
Total Assets	4,957	106,255	—	111,212
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(5)	—	(5)
Futures Contracts	(612)	—	—	(612)
Credit Default Swap Agreement	—	(1)	—	(1)
Total Liabilities	(612)	(6)	—	(618)
Total	$4,345	$106,249	$—	$110,594

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobile Components	$—	$680	$—	$680
Automobiles	—	7,047	—	7,047
Banks	6,185	30,564	—	36,749
Beverages	—	636	—	636
Broadline Retail	934	7,628	—	8,562
Capital Markets	—	2,881	—	2,881
Chemicals	—	859	—	859
Construction & Engineering	—	2,067	—	2,067
Construction Materials	—	1,031	—	1,031
Consumer Finance	—	2,164	—	2,164
Consumer Staples Distribution & Retail	955	703	—	1,658
Diversified Telecommunication Services	—	1,182	—	1,182
Electrical Equipment	—	7,379	—	7,379
Electronic Equipment, Instruments & Components	—	7,386	—	7,386
Entertainment	—	1,503	—	1,503
Financial Services	—	672	—	672
Food Products	—	2,043	—	2,043
Health Care Providers & Services	—	2,894	—	2,894
Hotels, Restaurants & Leisure	284	299	—	583
Industrial REITs	1,436	—	—	1,436
Information Technology Services	889	—	—	889
Insurance	—	3,716	—	3,716
Interactive Media & Services	—	9,380	—	9,380
Machinery	—	1,876	—	1,876
Metals & Mining	—	5,707	—	5,707
Oil, Gas & Consumable Fuels	—	2,568	—	2,568
Personal Care Products	—	256	—	256
Pharmaceuticals	—	1,274	—	1,274
Real Estate Management & Development	—	1,702	—	1,702
Semiconductors & Semiconductor Equipment	—	41,853	—	41,853
Tech Hardware, Storage & Peripherals	—	21,162	—	21,162
Tobacco	—	1,012	—	1,012
Transportation Infrastructure	—	1,587	—	1,587
Wireless Telecommunication Services	1,049	917	—	1,966
Total Common Stocks	11,732	172,628	—	184,360
Short-Term Investments
Investment Company	1,576	—	—	1,576
Total Assets	$13,308	$172,628	$—	$185,936

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$2,893	$—		$2,893
Asset-Backed Securities	—	746	—		746
Commercial Mortgage-Backed Securities	—	418	—		418
Corporate Bonds	—	5,706	—		5,706
Mortgages - Other	—	1,192	—		1,192
Sovereign	—	18,306	—		18,306
Supranational	—	619	—		619
U.S. Treasury Securities	—	5,182	—		5,182
Total Fixed Income Securities	—	35,062	—		35,062
Common Stocks
Aerospace & Defense	596	357	—		953
Air Freight & Logistics	84	51	—		135
Automobile Components	15	15	—		30
Automobiles	525	86	—		611
Banks	1,304	1,300	—		2,604
Beverages	285	96	—		381
Biotechnology	483	64	—		547
Broadline Retail	963	73	—		1,036
Building Products	123	62	—		185
Capital Markets	802	274	—		1,076
Chemicals	298	160	—		458
Commercial Services & Supplies	154	26	—		180
Communications Equipment	253	38	—		291
Construction & Engineering	100	84	—		184
Construction Materials	75	37	—		112
Consumer Finance	154	—	—		154
Consumer Staples Distribution & Retail	550	90	—		640
Containers & Packaging	51	—	—		51
Distributors	6	2	—		8
Diversified Consumer Services	—	4	—		4
Diversified REITs	6	15	—		21
Diversified Telecommunication Services	230	181	—		411
Electric Utilities	429	211	—		640
Electrical Equipment	309	257	—		566
Electronic Equipment, Instruments & Components	233	21	—		254
Energy Equipment & Services	74	6	—	†	80	†
Entertainment	371	13	—		384
Financial Services	822	90	—		912
Food Products	112	192	—		304
Gas Utilities	21	23	—		44
Ground Transportation	283	4	—		287
Health Care Equipment & Supplies	434	107	—		541
Health Care Providers & Services	1,068	25	—		1,093
Health Care REITs	81	—	—		81
Health Care Technology	12	3	—		15
Hotels, Restaurants & Leisure	457	116	—		573
Household Durables	664	3	—		667
Household Products	202	41	—		243
Independent Power & Renewable Electricity Producers	26	33	—		59

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)		Total (000)
Common Stocks: (cont’d)
Industrial Conglomerates	96	129	—		225
Industrial REITs	53	29	—		82
Information Technology Services	355	9	—		364
Insurance	550	497	—		1,047
Interactive Media & Services	1,909	12	—		1,921
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	202	36	—		238
Machinery	467	204	—		671
Marine Transportation	—	18	—		18
Media	43	16	—		59
Metals & Mining	345	347	—	†	692	†
Mortgage Real Estate Investment	6	—	—		6
Multi-Utilities	161	123	—		284
Office REITs	4	2	—		6
Oil, Gas & Consumable Fuels	1,208	430	—		1,638
Paper & Forest Products	—	15	—		15
Passenger Airlines	9	24	—		33
Personal Care Products	22	118	—		140
Pharmaceuticals	868	752	—		1,620
Professional Services	121	82	—		203
Real Estate Management & Development	32	64	—		96
Residential REITs	59	—	—		59
Retail REITs	63	29	—		92
Semiconductors & Semiconductor Equipment	3,615	357	—		3,972
Software	2,097	115	—		2,212
Specialized REITs	195	—	—		195
Specialty Retail	437	47	—		484
Tech Hardware, Storage & Peripherals	1,821	7	—		1,828
Textiles, Apparel & Luxury Goods	60	186	—		246
Tobacco	160	86	—		246
Trading Companies & Distributors	107	38	—		145
Transportation Infrastructure	—	36	—		36
Water Utilities	16	12	—		28
Wireless Telecommunication Services	53	23	—		76
Total Common Stocks	27,789	8,003	—	†	35,792	†
Rights	—	—	—	@	—	@
Warrants	—	—	—	†	—	†
Short-Term Investment
Investment Company	3,975	—	—		3,975
Foreign Currency Forward Exchange Contracts	—	542	—		542
Futures Contracts	354	—	—		354
Total Return Swap Agreements	—	417	—		417
Total Assets	32,118	44,024	—	@†	76,142	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(475)	—		(475)
Futures Contracts	(105)	—	—		(105)
Total Return Swap Agreements	—	(1,458)	—		(1,458)
Total Liabilities	(105)	(1,933)	—		(2,038)
Total	$32,013	$42,091	$—	@†	$74,104	†

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)		Rights (000)		Warrants (000)
Beginning Balance	$—	††	$—		$—	††
Purchases	—		—		—
Sales	—		—		—
Transfers in	—		—	@	—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—	††	$—	@	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—		$—		$—

††	Includes one or more securities valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

Investment Type	Level 1 Unadjusted Quoted prices (000)	Level 2 Other Significant Observable inputs (000)	Level 3 Significant Unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$50,536	$—	$—		$50,536
Biotechnology	23,724	—	—		23,724
Broadline Retail	8,228	—	—		8,228
Capital Markets	2,245	—	—		2,245
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	33,092	—	—		33,092
Financial Services	35,682	—	—		35,682
Health Care Equipment & Supplies	20,442	—	—		20,442
Hotels, Restaurants & Leisure	17,470	—	—		17,470
Information Technology Services	101,654	—	—		101,654
Pharmaceuticals	40,543	—	—		40,543
Real Estate Management & Development	3,319	—	—		3,319
Software	81,460	—	—		81,460
Tech Hardware, Storage & Peripherals	11,842	—	—		11,842
Trading Companies & Distributors	29,397	—	—		29,397
Total Common Stocks	459,634	—	—	†	459,634	†
Preferred Stocks
Financial Services	—	—	1,944		1,944
Software	—	—	23,643		23,643
Total Preferred Stocks	—	—	25,587		25,587
Investment Company	10,541	—	—		10,541
Call Options Purchased	—	530	—		530
Short-Term Investment
Investment Company	20,435	—	—		20,435
Total Assets	$490,610	$530	$25,587	†	$516,727	†

†	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

First Quarter Report — March 31, 2026 (unaudited)

Notes to the Portfolio of Investments (cont’d)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$28,701
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(3,114)
Realized gains (losses)	—		—
Ending Balance	$—	†	$25,587
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2026	$—		$(3,114)

†	Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2026. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of March 31, 2026:

	Fair Value at March 31, 2026 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$25,587	Market Transaction Method	Precedent Transaction	$2.14-$190.00/$177.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	10.5%-18.5%/11.9%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.0x-32.8x/16.9x	Increase
			Discount for Lack of Marketability	8.0%-18.0%/17.7%	Decrease

*	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.